Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Jackson Credit Opportunities Fund
SENIOR FLOATING RATE INSTRUMENTS 33.6%
Industrials 11.4%
Amentum Government Services Holdings LLC
2024 Term Loan B, 5.92%, (1 Month Term SOFR + 2.00%), 07/31/31 (a)	893	895
Amspec Parent LLC
2025 Delayed Draw Term Loan, 7.40%, (3 Month Term SOFR + 3.50%), 12/22/31 (a)	120	120
2025 Delayed Draw Term Loan, 7.50%, (3 Month Term SOFR + 3.50%), 12/22/31 (a)	80	80
2025 Term Loan, 7.50%, (3 Month Term SOFR + 3.50%), 12/22/31 (a)	1,293	1,293
Archkey Solutions LLC
2024 Term Loan B, 8.25%, (3 Month Term SOFR + 4.25%), 10/10/31 (a)	890	898
Arcline FM Holdings, LLC
Term Loan, 0.00%, (SOFR + 2.75%), 12/31/49 (a) (b)	2,000	2,005
Artera Services, LLC
2024 Term Loan, 8.50%, (3 Month Term SOFR + 4.50%), 02/07/31 (a)	2,460	1,979
Ascensus Group Holdings Inc.
2024 Term Loan B, 6.95%, (1 Month Term SOFR + 3.00%), 08/02/28 (a)	1,000	998
2025 2nd Lien Term Loan B, 9.20%, (1 Month Term SOFR + 5.25%), 11/20/33 (a) (c)	1,000	1,000
Brock Holdings III, Inc.
2024 Term Loan B, 9.75%, (3 Month Term SOFR + 5.75%), 05/01/30 (a)	1,485	1,488
Cast and Crew Payroll, LLC
2021 Incremental Term Loan, 7.67%, (1 Month Term SOFR + 3.75%), 12/30/28 (a)	1,864	1,090
Constant Contact Inc
Term Loan, 0.00%, (SOFR + 4.00%), 02/10/28 (a) (b)	1,000	951
Cornerstone Building Brands, Inc.
2024 Term Loan B, 8.25%, (1 Month Term SOFR + 4.50%), 05/05/31 (a)	1,648	1,159
Cornerstone Generation LLC
Term Loan B, 7.09%, (3 Month Term SOFR + 3.25%), 10/15/31 (a)	2,000	2,016
CP Iris HoldCo I, Inc.
2025 Term Loan, 7.92%, (1 Month Term SOFR + 4.00%), 10/20/32 (a)	1,780	1,766
CPI Holdco B LLC
2024 Term Loan, 5.92%, (1 Month Term SOFR + 2.00%), 05/10/31 (a)	1,995	1,999
Crash Champions, LLC
2024 Term Loan B, 8.57%, (3 Month Term SOFR + 4.75%), 02/23/29 (a)	1,980	1,873
Daintree Bidco Pty Ltd.
Term Loan, 0.00%, (SOFR + 4.50%), 12/31/49 (a) (b) (c)	1,000	993
Darktrace PLC
2nd Lien Term Loan, 9.19%, (3 Month Term SOFR + 5.25%), 07/02/32 (a)	1,000	989
DS Parent Inc
Term Loan B, 9.50%, (3 Month Term SOFR + 5.50%), 12/13/30 (a)	1,970	1,799
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, 5.92%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	1,326	1,331
2024 1st Lien Term Loan B2, 5.92%, (1 Month Term SOFR + 2.00%), 10/24/31 (a)	504	506
Edelman Financial Center, LLC
2024 2nd Lien Term Loan, 9.17%, (1 Month Term SOFR + 5.25%), 10/23/28 (a)	1,000	997
EMG Utica, LLC
2025 Term Loan B, 8.00%, (3 Month Term SOFR + 4.00%), 10/24/29 (a)	1,985	2,005
EMRLD Borrower LP
2024 Term Loan B, 0.00%, (6 Month Term SOFR + 2.25%), 06/18/31 (a) (b)	2,216	2,219
Engineered Machinery Holdings, Inc.
2021 USD 2nd Lien Term Loan, 10.26%, (3 Month Term SOFR + 6.00%), 05/21/29 (a)	417	418
FR BR Holdings, L.L.C.
2025 Term Loan B, 8.19%, (3 Month Term SOFR + 4.25%), 10/09/30 (a) (c)	1,995	2,000
Garda World Security Corporation
2025 Term Loan B, 6.75%, (1 Month Term SOFR + 3.00%), 02/01/29 (a)	985	987
Gategroup Fin Luxembourg S.A.
USD Term Loan B, 7.20%, (1 Month Term SOFR + 3.50%), 06/16/32 (a)	1,990	2,000
Genuine Financial Holdings, LLC
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 09/27/30 (a)	1,975	1,657
Icebox Holdco III, Inc.
2021 2nd Lien Term Loan, 10.50%, (3 Month Term SOFR + 6.50%), 12/21/29 (a)	1,000	1,014
LBM Acquisition LLC
2025 Incremental Term Loan, 8.73%, (1 Month Term SOFR + 5.00%), 06/06/31 (a)	1,600	1,597
LSF12 Badger Bidco LLC
Term Loan B, 9.42%, (1 Month Term SOFR + 5.50%), 07/25/30 (a)	1,876	1,880
Max US Bidco Inc
Term Loan B, 9.00%, (3 Month Term SOFR + 5.00%), 10/02/30 (a)	1,985	1,517
Neptune BidCo US Inc.
2022 USD Term Loan B, 9.03%, (3 Month Term SOFR + 5.00%), 04/11/29 (a)	1,990	1,965
Nourish Buyer I Inc
2025 Term Loan B, 8.25%, (1 Month Term SOFR + 4.50%), 07/08/32 (a)	2,000	2,009
Orion US Finco Inc.
2nd Lien Term Loan, 9.43%, (3 Month Term SOFR + 5.50%), 07/29/33 (a)	2,000	2,010
Radar Bidco S.a r.l.
2025 USD Term Loan B, 7.19%, (3 Month Term SOFR + 3.25%), 04/04/31 (a)	1,667	1,676
Star Holding LLC
2024 1st Lien Term Loan B, 8.42%, (1 Month Term SOFR + 4.50%), 07/18/31 (a)	1,975	1,939
Star Parent Inc.
Term Loan B, 8.00%, (3 Month Term SOFR + 4.00%), 09/19/30 (a)	1,553	1,554
Synechron Inc
Term Loan B, 7.57%, (3 Month Term SOFR + 3.75%), 09/25/31 (a) (c)	1,990	1,975
TMC Buyer, Inc
2024 Term Loan B, 8.57%, (3 Month Term SOFR + 4.75%), 10/27/30 (a)	1,820	1,824
Trulite Holding Corp.
Term Loan, 9.98%, (3 Month Term SOFR + 6.00%), 02/15/31 (a) (c)	1,912	1,836
Veritiv Corporation
Term Loan B, 8.00%, (3 Month Term SOFR + 4.00%), 11/30/30 (a)	1,975	1,973
Worldwide Express Operations, LLC
2024 Term Loan B, 8.00%, (3 Month Term SOFR + 4.00%), 07/26/28 (a)	1,974	1,982
		66,262
Information Technology 5.9%
Applied Systems, Inc.
2024 2nd Lien Term Loan, 8.50%, (3 Month Term SOFR + 4.50%), 02/07/32 (a)	2,500	2,537
Bending Spoons US Inc
USD Term Loan B, 9.03%, (1 Month Term SOFR + 5.25%), 02/19/31 (a)	1,925	1,864
Bingo Holdings I LLC
Term Loan B, 0.00%, (3 Month Term SOFR + 4.75%), 06/11/32 (a) (b)	1,000	980
Term Loan B, 8.75%, (3 Month Term SOFR + 4.75%), 06/11/32 (a)	997	977
Cloudera, Inc.
2021 Second Lien Term Loan, 10.02%, (1 Month Term SOFR + 6.00%), 10/01/29 (a)	2,000	1,734
Confluence Technologies, Inc
2025 Term Loan, 8.85%, (3 Month Term SOFR + 5.00%), 07/30/28 (a)	611	606

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Dawn Bidco LLC
Term Loan, 0.00%, (SOFR + 3.00%), 10/07/32 (a) (b)	1,000	996
Ellucian Holdings, Inc.
2024 2nd Lien Term Loan, 8.67%, (1 Month Term SOFR + 4.75%), 11/14/32 (a)	2,000	2,013
EP Purchaser, LLC
2023 Term Loan B, 8.44%, (3 Month Term SOFR + 4.50%), 11/06/28 (a)	1,303	927
Gainwell Acquisition Corp.
Term Loan B, 8.10%, (3 Month Term SOFR + 4.00%), 08/17/27 (a)	2,487	2,439
Galaxy US Opco Inc.
Term Loan, 5.84%, (3 Month Term SOFR + 2.00%), 04/19/29 (a)	2,034	1,949
Instructure Holdings, Inc.
2024 2nd Lien Term Loan, 8.84%, (SOFR + 5.00%), 09/10/32 (a)	1,500	1,500
ITG Communications, LLC
Term Loan B, 8.95%, (SOFR + 4.75%), 07/01/31 (a)	2,000	1,930
Javelin Buyer, Inc.
2024 2nd Lien Term Loan, 8.82%, (3 Month Term SOFR + 5.00%), 10/08/32 (a)	2,000	1,984
Kaseya Inc.
2025 2nd Lien Term Loan B, 8.92%, (1 Month Term SOFR + 5.00%), 03/07/33 (a)	1,500	1,465
Newfold Digital Holdings Group Inc.
2025 Super Priority New Money Term Loan A, 9.49%, (3 Month Term SOFR + 5.75%), 04/30/29 (a)	805	751
Peraton Corp.
2nd Lien Term Loan B1, 11.67%, (3 Month Term SOFR + 7.75%), 02/01/29 (a)	790	619
Project Alpha Intermediate Holding, Inc.
2025 2nd Lien Incremental Term Loan, 9.00%, (3 Month Term SOFR + 5.00%), 11/22/32 (a)	2,000	1,914
Rackspace Finance, LLC
2024 First Lien First Out Term Loan, 10.11%, (1 Month Term SOFR + 6.25%), 05/15/28 (a)	1,408	1,429
RealPage, Inc.
2024 Incremental Term Loan, 7.75%, (3 Month Term SOFR + 3.75%), 04/24/28 (a)	1,489	1,492
Vision Solutions, Inc.
2021 Incremental Term Loan, 8.10%, (3 Month Term SOFR + 4.00%), 04/24/28 (a)	496	459
2021 2nd Lien Term Loan, 11.35%, (3 Month Term SOFR + 7.25%), 04/23/29 (a)	1,800	1,683
WatchGuard Technologies Inc.
Term Loan, 9.17%, (1 Month Term SOFR + 5.25%), 07/02/29 (a)	1,980	1,973
		34,221
Health Care 4.2%
Auris Luxembourg III S.a r.l.
2025 USD Term Loan B, 7.20%, (6 Month Term SOFR + 3.50%), 02/28/29 (a)	1,970	1,981
2025 USD Term Loan B, 7.25%, (6 Month Term SOFR + 3.50%), 02/28/29 (a)	5	5
Bausch & Lomb Corporation
2023 Incremental Term Loan, 7.92%, (1 Month Term SOFR + 4.00%), 09/14/28 (a)	1,955	1,955
2025 Term Loan B, 8.17%, (1 Month Term SOFR + 4.25%), 12/17/30 (a)	1,990	2,008
Bausch Health Companies Inc.
2025 Term Loan B, 10.17%, (1 Month Term SOFR + 6.25%), 09/25/30 (a)	1,990	1,940
Heartland Dental, LLC
2025 Term Loan, 7.67%, (1 Month Term SOFR + 3.75%), 07/31/32 (a)	1,985	1,992
Help At Home, Inc.
2024 Term Loan B, 8.92%, (1 Month Term SOFR + 5.00%), 09/20/31 (a)	1,959	1,712
LifePoint Health, Inc.
2024 Incremental Term Loan B1, 7.33%, (1 Month Term SOFR + 3.50%), 05/17/31 (a)	2,487	2,489
National Mentor Holdings, Inc.
2021 2nd Lien Term Loan, 11.35%, (3 Month Term SOFR + 7.25%), 03/02/29 (a)	2,000	1,872
Raven Acquisition Holdings LLC
Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 10/25/31 (a)	1,857	1,863
Summit Behavioral Healthcare LLC
2025 FLSO Term Loan, 8.51%, (3 Month Term SOFR + 4.25%), 12/31/29 (a)	1,965	1,695
2025 FLFO Term Loan, 10.01%, (3 Month Term SOFR + 5.75%), 12/31/29 (a)	334	342
Team Health Holdings, Inc.
2025 Term Loan B, 8.34%, (3 Month Term SOFR + 4.50%), 06/30/28 (a)	1,990	1,995
Team Services Group
2024 Term Loan B, 9.09%, (3 Month Term SOFR + 5.25%), 12/20/27 (a)	989	985
Term Loan, 9.10%, (3 Month Term SOFR + 5.00%), 12/20/27 (a)	493	490
Second Lien Term Loan, 13.10%, (3 Month Term SOFR + 9.00%), 12/18/28 (a) (c)	1,000	995
		24,319
Materials 2.9%
Glatfelter Corp
Term Loan B, 8.07%, (3 Month Term SOFR + 4.25%), 10/10/31 (a)	2,260	2,241
IRIS Holdings Inc.
Term Loan, 8.69%, (3 Month Term SOFR + 4.75%), 06/15/28 (a)	1,976	1,913
Natgasoline LLC
2025 Term Loan B, 9.50%, (3 Month Term SOFR + 5.50%), 03/25/30 (a)	1,472	1,479
Olympus Water US Holding Corporation
2025 USD Term Loan B, 7.10%, (3 Month Term SOFR + 3.25%), 07/26/32 (a)	2,000	1,986
SCIL IV LLC
USD Term Loan B, 7.79%, (6 Month Term SOFR + 4.00%), 10/09/32 (a)	1,000	1,001
Spa Holdings 3 Oy
2025 USD Term Loan B, 8.51%, (3 Month Term SOFR + 4.25%), 05/22/30 (a)	2,488	2,500
SupplyOne, Inc.
2024 Term Loan B, 7.42%, (1 Month Term SOFR + 3.50%), 03/27/31 (a)	1,965	1,968
Trident TPI Holdings, Inc.
2024 Term Loan B7, 7.75%, (3 Month Term SOFR + 3.75%), 09/15/28 (a)	1,965	1,884
Vector WP Holdco,Inc
Term Loan B, 9.03%, (1 Month Term SOFR + 5.00%), 10/12/28 (a)	1,979	1,863
		16,835
Communication Services 2.9%
888 Acquisitions Limited
USD Term Loan B, 9.05%, (6 Month Term SOFR + 5.25%), 07/01/28 (a)	1,957	1,667
Altice France S.A.
2025 USD Term Loan B12, 9.05%, (3 Month Term SOFR + 5.06%), 10/30/28 (a)	1,000	986
2025 USD Term Loan B14, 10.86%, (3 Month Term SOFR + 6.88%), 05/31/31 (a)	1,000	999
CommScope, Inc.
2024 Term Loan, 8.67%, (1 Month Term SOFR + 4.75%), 12/15/29 (a)	1,869	1,870
CSC Holdings, LLC
2019 Term Loan B5, 8.25%, (Prime + 1.50%), 04/15/27 (a)	499	435
Great Outdoors Group, LLC
2025 Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 01/20/32 (a)	1,980	1,990
Level 3 Financing Inc.
2025 Repriced Term Loan B4, 7.17%, (1 Month Term SOFR + 3.25%), 03/29/32 (a)	1,500	1,503
Lumen Technologies, Inc.
2024 Term Loan A, 9.92%, (1 Month Term SOFR + 6.00%), 06/01/28 (a)	1,440	1,445
Radiate Holdco, LLC
2025 Delayed Draw Term Loan, 7.87%, (1 Month Term SOFR + 4.00%), 06/26/29 (a)	335	333
2025 Term Loan, 7.92%, (1 Month Term SOFR + 4.00%), 06/26/29 (a)	335	332

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Showtime Acquisition, L.L.C
2024 1st Lien Term Loan, 8.63%, (3 Month Term SOFR + 4.75%), 08/13/31 (a)	1,982	1,953
Windstream Services, LLC
2024 Term Loan B, 8.77%, (1 Month Term SOFR + 4.75%), 09/26/31 (a)	2,000	2,005
Zayo Group Holdings, Inc.
2025 USD Term Loan, 7.53%, (1 Month Term SOFR + 3.50%), 03/11/30 (a)	1,292	1,223
		16,741
Consumer Discretionary 2.4%
Catawba Nation Gaming Authority
Term Loan B, 8.67%, (1 Month Term SOFR + 4.75%), 12/13/31 (a)	2,000	2,045
Champ Acquisition Corporation
2024 Term Loan B, 8.17%, (6 Month Term SOFR + 4.00%), 11/08/31 (a)	1,623	1,629
Jack Ohio Finance LLC
2025 Term Loan B, 7.92%, (1 Month Term SOFR + 4.00%), 01/28/32 (a)	1,985	1,974
Michaels Companies, Inc.
2021 Term Loan B, 8.51%, (3 Month Term SOFR + 4.25%), 04/08/28 (a)	995	960
Peer Holding III B.V.
2025 USD Term Loan B, 6.19%, (3 Month Term SOFR + 2.25%), 09/29/32 (a)	1,000	1,001
Peninsula Pacific Entertainment, LLC
2025 Term Loan B, 8.74%, (3 Month Term SOFR + 4.75%), 08/14/32 (a) (c)	1,620	1,624
PetSmart, Inc.
2025 USD Term Loan B, 0.00%, (1 Month Term SOFR + 4.00%), 08/09/32 (a) (b)	2,000	1,989
S&S Holdings LLC
Term Loan, 8.83%, (1 Month Term SOFR + 5.00%), 03/11/28 (a)	1,954	1,952
Tailored Brands Inc
Term Loan, 9.60%, (3 Month Term SOFR + 5.75%), 02/16/29 (a)	1,063	1,063
		14,237
Financials 1.3%
Albion Financing 3 S.a r.l.
2025 USD Term Loan, 6.87%, (3 Month Term SOFR + 3.00%), 05/21/31 (a)	1,970	1,980
Aretec Group, Inc.
2024 1st Lien Term Loan B, 6.92%, (1 Month Term SOFR + 3.00%), 08/09/30 (a)	983	986
NEXUS Buyer LLC
2025 2nd Lien Term Loan B, 9.67%, (1 Month Term SOFR + 5.75%), 01/30/32 (a)	2,000	1,976
Viant Medical Holdings, Inc.
2024 Term Loan B, 7.92%, (1 Month Term SOFR + 4.00%), 10/15/31 (a)	2,487	2,459
		7,401
Consumer Staples 1.0%
Allied Universal Holdco LLC
2025 USD Term Loan B, 7.17%, (1 Month Term SOFR + 3.25%), 08/06/32 (a)	1,995	2,004
Northeast Grocery, Inc.
Term Loan B, 11.38%, (3 Month Term SOFR + 7.50%), 12/05/28 (a)	1,775	1,779
PFI Lower Midco LLC
Term Loan B, 7.83%, (1 Month Term SOFR + 4.00%), 11/15/32 (a)	2,000	2,012
		5,795
Energy 0.7%
NGL Energy Partners LP
2024 Term Loan B, 7.42%, (1 Month Term SOFR + 3.50%), 01/25/31 (a)	1,965	1,981
Prairie ECI Acquiror LP
2025 Repriced Term Loan B, 7.67%, (1 Month Term SOFR + 3.75%), 08/01/29 (a)	1,965	1,975
		3,956
Real Estate 0.5%
Brand Industrial Services Inc
2024 Term Loan B, 8.35%, (3 Month Term SOFR + 4.50%), 08/01/30 (a)	1,112	1,011
EE TLB Borrower LLC
Term Loan B, 7.86%, (3 Month Term SOFR + 4.00%), 10/15/32 (a)	2,000	2,009
		3,020
Utilities 0.4%
Eastern Power, LLC
Term Loan B, 9.17%, (1 Month Term SOFR + 5.25%), 04/03/28 (a)	1,885	1,894
New Fortress Energy Inc.
2025 Incremental Term Loan B, 9.24%, (3 Month Term SOFR + 5.50%), 10/30/28 (a)	1,975	806
		2,700
Total Senior Floating Rate Instruments (cost $199,939)		195,487
CORPORATE BONDS AND NOTES 28.1%
Financials 3.9%
ABN AMRO Bank N.V.
6.38%, (100, 09/22/34), EUR (d) (e)	400	501
6.88%, (100, 09/22/31), EUR (d) (e)	400	513
Acrisure, LLC
8.50%, 06/15/29 (f)	420	438
7.50%, 11/06/30 (f)	420	437
6.75%, 07/01/32 (f)	30	31
Akbank Turk Anonim Sirketi
6.80%, 06/22/31 (e) (g)	300	302
Alliant Holdings Intermediate, LLC
6.75%, 04/15/28 (f)	325	331
7.00%, 01/15/31 (f)	70	72
Axis Bank Limited
4.10%, (100, 09/08/26) (d) (e) (g)	300	296
Banco Bilbao Vizcaya Argentaria, S.A.
6.88%, (100, 12/13/30), EUR (d) (e)	400	508
7.75%, (100, 01/14/32) (d) (g)	515	552
Banco Davivienda S A
6.65%, (100, 04/22/31) (d) (e)	300	282
Banco Mercantil Del Norte S.A.
6.63%, (100, 01/24/32) (d) (e)	215	211
Banco Santander, S.A.
3.63%, (100, 03/21/29), EUR (d) (e) (g)	600	673
Banque Ouest Africaine De Developpement
4.70%, 10/22/31 (e)	240	221
8.20%, 02/13/55 (e)	810	818
BBVA Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero BBVA Mexico
7.63%, 02/11/35 (f)	359	378
BCI Miami
8.75%, (100, 02/08/29) (d) (f)	305	328
Benteler International Aktiengesellschaft
7.25%, 06/15/31, EUR (e)	200	252
Blackstone Mortgage Trust, Inc.
7.75%, 12/01/29 (f)	455	485
Block, Inc.
5.63%, 08/15/30 (f)	15	15
6.50%, 05/15/32	430	447
6.00%, 08/15/33 (f)	20	21
Boots Group Finco LP
5.38%, 08/31/32, EUR (e)	200	242
BroadStreet Partners, Inc.
5.88%, 04/15/29 (f)	650	648
CaixaBank, S.A.
7.50%, (100, 01/16/30), EUR (d) (e)	200	260
COMMERZBANK Aktiengesellschaft
7.88%, (100, 07/02/29), EUR (d) (e)	400	529
Coventry Building Society
8.75%, (100, 06/11/29), GBP (d) (e)	300	433
Deutsche Bank Aktiengesellschaft
8.13%, (100, 10/30/29), EUR (d) (e)	200	255
Erste Group Bank AG
7.00%, (100, 04/15/31), EUR (d) (e)	400	507
Global Aviation Leasing Co., Ltd.
8.75%, 09/01/27 (f)	445	460
Hanwha Life Insurance Co., Ltd.
6.30%, 06/24/55 (f)	300	312
HUB International Limited
7.25%, 06/15/30 (f)	570	597

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
ING Groep N.V.
4.25%, (100, 05/16/31) (d) (g)	615	550
Intesa Sanpaolo SPA
7.00%, (100, 05/20/32), EUR (d) (e)	400	508
Jane Street Group, LLC
6.75%, 05/01/33 (f)	210	219
Jerrold Finco PLC
7.50%, 06/15/31, GBP (e)	200	275
Landesbank Baden-Wurttemberg
6.75%, (100, 10/15/30), EUR (d) (e)	200	245
Nationwide Building Society
7.50%, (100, 12/20/30), GBP (d) (e)	300	420
Navient Corporation
7.88%, 06/15/32	470	491
OneMain Finance Corporation
6.63%, 05/15/29	715	740
6.75%, 03/15/32	275	282
7.13%, 09/15/32	205	213
Opal Bidco SAS
6.50%, 03/31/32 (f)	205	209
PennyMac Financial Services, Inc.
6.88%, 05/15/32 - 02/15/33 (f)	995	1,039
6.75%, 02/15/34 (f)	65	67
Progroup AG
5.38%, 04/15/31, EUR (e)	195	233
Rocket Companies, Inc.
6.13%, 08/01/30 (f)	380	392
6.38%, 08/01/33 (f)	290	302
Shift4 Payments, LLC
6.75%, 08/15/32 (f)	255	263
5.50%, 05/15/33, EUR (e)	200	240
Starwood Property Trust, Inc.
6.50%, 07/01/30 (f)	690	720
The PNC Financial Services Group, Inc.
3.40%, (100, 09/15/26) (d)	805	788
Turkiye Is Bankasi Anonim Sirketi
7.75%, 06/12/29 (e)	250	264
UBS Group AG
7.00%, (100, 02/10/30) (d) (f) (g)	770	787
9.25%, (100, 11/13/33) (d) (f) (g)	440	516
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.p.A.
3.88%, (100, 06/03/27), EUR (d) (e) (g)	200	233
6.50%, (100, 12/03/31), EUR (d) (e)	300	376
USI, Inc.
7.50%, 01/15/32 (f)	95	100
		22,827
Consumer Discretionary 3.9%
Accor
7.25%, (100, 01/11/29), EUR (d) (e)	200	258
Acushnet Company
5.63%, 12/01/33 (f)	590	596
Allwyn Entertainment Financing (UK) PLC
7.25%, 04/30/30, EUR (e)	202	249
Aramark International Finance S.a r.l.
4.38%, 04/15/33, EUR (e)	150	176
Avianca MidCo 2 PLC
9.63%, 02/14/30 (f)	454	454
Azelis Finance
4.75%, 09/25/29, EUR (e)	100	120
B&M European Value Retail S.A.
6.50%, 11/27/31, GBP (e)	267	354
Beach Acquisition Bidco, LLC
5.25%, 07/15/32, EUR (e)	250	299
Beazer Homes USA, Inc.
7.25%, 10/15/29	200	203
Bertrand Franchise Finance
5.75%, (3 Month EURIBOR + 3.75%), 07/18/30, EUR (a) (e)	100	116
Bubbles BidCo S.p.A.
6.50%, 09/30/31, EUR (e)	150	181
CD&R Firefly Bidco PLC
8.63%, 04/30/29, GBP (e)	100	141
CDI Escrow Issuer, Inc.
5.75%, 04/01/30 (f)	645	651
Ceconomy AG
6.25%, 07/15/29, EUR (e)	330	406
Churchill Downs Incorporated
6.75%, 05/01/31 (f)	190	197
Cirsa Finance International S.a r.l.
6.50%, 03/15/29, EUR (e)	250	305
Clarios Global LP
6.75%, 09/15/32 (f)	330	342
Cougar JV Subsidiary, LLC
8.00%, 05/15/32 (f)	740	790
CT Investment GmbH
6.38%, 04/15/30, EUR (e)	200	244
Dana Financing Luxembourg S.a r.l.
8.50%, 07/15/31, EUR (e)	100	126
Discovery Communications, LLC
4.13%, 05/15/29	70	68
Dufry One B.V.
4.50%, 05/23/32, EUR (e)	253	304
Elior Group
5.63%, 03/15/30, EUR (e)	200	244
Essendi S.A.
5.50%, 11/15/31, EUR (e)	200	240
Flutter Treasury Designated Activity Company
5.00%, 04/29/29, EUR (e)	150	182
FNAC Darty
6.00%, 04/01/29, EUR (e)	200	243
Food Service Project SL
5.50%, 01/21/27, EUR (e)	163	192
Fortune Star (BVI) Limited
5.05%, 01/27/27 (e)	330	323
Forvia
5.50%, 06/15/31, EUR (e)	350	425
Fressnapf Holding SE
5.25%, 10/31/31, EUR (e)	350	410
Gol Finance LLP
14.38%, 06/05/30 (f)	350	359
IHO Verwaltungs GmbH
8.75%, 05/15/28, EUR (e) (h)	250	306
IHOL-Verwaltungs-GmbH
7.75%, 11/15/30 (f) (h)	325	339
Jaguar Land Rover Automotive PLC
4.50%, 07/15/28, EUR (e)	300	355
K. Hovnanian Enterprises, Inc.
8.00%, 04/01/31 (f)	110	112
8.38%, 10/01/33 (f)	65	66
LGI Homes, Inc.
7.00%, 11/15/32 (f)	615	588
Light and Wonder International, Inc.
6.25%, 10/01/33 (f)	330	333
Lindblad Expeditions, LLC
7.00%, 09/15/30 (f)	330	344
Maison Finco PLC
6.00%, 10/31/27, GBP (e)	200	267
MCE Finance Limited
5.75%, 07/21/28 (e)	580	579
Midwest Gaming Borrower, LLC
4.88%, 05/01/29 (f)	860	846
Miller Homes Group (Finco) PLC
7.00%, 05/15/29, GBP (e)	200	271
Motel One GmbH
7.75%, 04/02/31, EUR (e)	90	113
Nissan Motor Co., Ltd.
5.25%, 07/17/29, EUR (e)	250	301
PetSmart, LLC
7.50%, 09/15/32 (f)	230	234
10.00%, 09/15/33 (f)	65	67
Pinewood Finco PLC
6.00%, 03/27/30, GBP (e)	145	196
Pinnacle Bidco PLC
10.00%, 10/11/28, GBP (e)	200	284
Prosus N.V.
3.83%, 02/08/51 (e)	390	261
Punch Finance PLC
7.88%, 12/30/30, GBP (e)	150	206

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Rakuten Group, Inc.
4.25%, (100, 04/22/27), EUR (d) (e)	200	227
Resideo Funding Inc.
6.50%, 07/15/32 (f)	790	809
Schaeffler AG
4.50%, 03/28/30, EUR (e)	700	842
Six Flags Operations Inc.
7.25%, 05/15/31 (f)	335	322
6.63%, 05/01/32 (f)	460	463
Studio City Finance Limited
6.50%, 01/15/28 (e)	250	250
TAP–Transportes Aereos Portugueses, SGPS, S.A.
5.13%, 11/15/29, EUR (e)	300	365
United Parks And Resorts Inc.
5.25%, 08/15/29 (f)	425	413
V.F. Corporation
4.25%, 03/07/29, EUR	220	259
Valeo
4.50%, 04/11/30, EUR (e)	300	360
5.13%, 05/20/31, EUR (e)	100	121
4.63%, 03/23/32, EUR (e)	100	117
Verde Purchaser, LLC
10.50%, 11/30/30 (f)	205	220
Viking Cruises Limited
5.88%, 10/15/33 (f)	250	253
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/29 (f)	385	386
Waga Bondco Limited
8.50%, 06/15/30, GBP (e)	114	140
Warnermedia Holdings, Inc.
4.28%, 03/15/32	290	254
5.05%, 03/15/42	95	67
White Cap Supply Holdings, LLC
7.38%, 11/15/30 (f)	205	212
Windsor Holdings III, LLC
8.50%, 06/15/30 (f)	310	328
ZF Friedrichshafen AG
2.25%, 05/03/28, EUR (e)	200	224
3.75%, 09/21/28, EUR (e)	100	115
6.13%, 03/13/29, EUR (e)	100	122
3.00%, 10/23/29, EUR (e)	100	110
7.00%, 06/12/30, EUR (e)	100	124
ZF North America Capital, Inc.
7.50%, 03/24/31 (f)	315	318
6.88%, 04/23/32 (f)	60	58
		22,745
Industrials 3.7%
Abertis Infraestructuras Finance B.V.
4.87%, (100, 11/28/29), EUR (d) (e)	400	483
ADT Security Corporation, The
5.88%, 10/15/33 (f)	585	593
Air France - KLM
4.63%, 05/23/29, EUR (e)	200	243
Amsted Industries Incorporated
6.38%, 03/15/33 (f)	700	719
Ardagh Metal Packaging Finance Public Limited Company
4.00%, 09/01/29 (f)	360	338
6.25%, 01/30/31 (f)	140	143
Assemblin Caverion Group AB
6.25%, 07/01/30, EUR (e)	350	427
Ats Consolidated, Inc.
5.50%, 04/15/29 (f)	330	328
Bombardier Inc.
7.25%, 07/01/31 (f)	685	729
6.75%, 06/15/33 (f)	20	21
Builders FirstSource, Inc.
6.75%, 05/15/35 (f)	730	763
Calderys Financing II, LLC
11.75%, 06/01/28 (f) (h) (i)	287	298
Calderys Financing, LLC
11.25%, 06/01/28 (f)	180	191
Castello (BC) Bidco S.p.A.
6.50%, (3 Month EURIBOR + 4.50%), 11/14/31, EUR (a) (e)	136	161
CMA CGM
5.00%, 01/15/31, EUR (e)	200	235
Corporation De Securite Garda World
8.25%, 08/01/32 (f)	655	664
CTEC II GmbH
5.25%, 02/15/30, EUR (e)	200	219
Deutsche Lufthansa Aktiengesellschaft
5.25%, 01/15/55, EUR (e)	200	244
Edge Finco PLC
8.13%, 08/15/31, GBP (e)	200	286
EMRLD Borrower LP
6.75%, 07/15/31 (f)	395	416
Energizer Gamma Acquisition B.V.
3.50%, 06/30/29, EUR (e)	100	113
Fedrigoni S.p.A.
6.13%, 06/15/31, EUR (e)	250	286
Goat Holdco, LLC
6.75%, 02/01/32 (f)	420	430
Herc Holdings Inc.
7.00%, 06/15/30 (f)	567	596
5.75%, 03/15/31 (f)	65	66
7.25%, 06/15/33 (f)	380	402
6.00%, 03/15/34 (f)	85	86
JELD-WEN Holding, Inc.
7.00%, 09/01/32 (f)	275	187
Kier Group PLC
9.00%, 02/15/29, GBP (e)	100	143
Lightning Power, LLC
7.25%, 08/15/32 (f)	1,078	1,146
Madison IAQ LLC
5.88%, 06/30/29 (f)	555	550
Mauser Packaging Solutions Holding Company
7.88%, 04/15/30 (f)	450	448
9.25%, 04/15/30 (f)	695	667
MIWD Holdco II LLC
5.50%, 02/01/30 (f)	245	237
Neptune BidCo US Inc.
9.29%, 04/15/29 (f)	335	335
Nexans
4.25%, 03/11/30, EUR (e)	300	363
Paprec Holding
4.50%, 07/15/32, EUR (e)	200	238
Prysmian S.p.A.
5.25%, (100, 05/21/30), EUR (d) (e)	200	245
Queen Mergerco, Inc.
6.75%, 04/30/32 (f)	790	825
Quikrete Holdings, Inc.
6.38%, 03/01/32 (f)	465	484
6.75%, 03/01/33 (f)	290	303
Sensata Technologies, Inc.
6.63%, 07/15/32 (f)	295	308
SPX Flow, Inc.
8.75%, 04/01/30 (f)	690	711
Standard Building Solutions Inc.
4.38%, 07/15/30 (f)	70	67
3.38%, 01/15/31 (f)	375	344
Terex Corporation
6.25%, 10/15/32 (f)	1,020	1,046
TransDigm Inc.
6.88%, 12/15/30 (f)	150	157
6.63%, 03/01/32 (f)	485	504
6.75%, 01/31/34 (f)	190	198
Trivium Packaging Finance B.V.
6.63%, 07/15/30, EUR (e)	150	185
8.25%, 07/15/30 (f)	139	149
12.25%, 01/15/31 (f)	125	136
Vertical Midco GmbH
4.38%, 07/15/27, EUR (e)	160	189
Wesco Distribution, Inc.
6.63%, 03/15/32 (f)	800	836
XPO, Inc.
7.13%, 02/01/32 (f)	895	940
		21,421

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Communication Services 3.6%
Altice France
5.50%, 10/15/31, EUR (e)	328	365
Arqiva Broadcast Finance PLC
8.63%, 07/01/30, GBP (e)	200	278
Beignet Investments, LLC
6.58%, 05/30/49 (f)	1,365	1,445
Bell Canada inc.
6.88%, 09/15/55	525	543
7.00%, 09/15/55	1,280	1,341
British Telecommunications Public Limited Company
8.38%, 12/20/83, GBP (e)	360	520
CCO Holdings, LLC
5.38%, 06/01/29 (f)	915	904
4.50%, 05/01/32	395	354
Charter Communications Operating, LLC
5.85%, 12/01/35	1,900	1,897
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/31 (f)	335	351
7.50%, 03/15/33 (f)	335	354
CSC Holdings, LLC
11.25%, 05/15/28 (f)	310	243
11.75%, 01/31/29 (f)	175	129
Engineering S.R.L.
11.13%, 05/15/28, EUR (e)	100	124
Eutelsat S.A.
2.25%, 07/13/27, EUR (e)	200	233
IHS Holding Limited
8.25%, 11/29/31 (e)	200	209
Koninklijke KPN N.V.
4.88%, (100, 06/18/29), EUR (d) (e)	100	121
6.00%, (100, 09/21/27), EUR (d) (e)	100	123
Level 3 Financing, Inc.
4.88%, 06/15/29 (f)	280	273
6.88%, 06/30/33 (f)	330	338
7.00%, 03/31/34 (f)	285	293
8.50%, 01/15/36 (f)	140	144
Lorca Telecom Bondco S.A.
4.00%, 09/18/27, EUR (e)	74	88
Maya
6.88%, 04/15/31, EUR (e)	200	250
Meta Platforms, Inc.
5.63%, 11/15/55	635	610
Midcontinent Communications
8.00%, 08/15/32 (f)	255	261
Odido Group Holding B.V.
5.50%, 01/15/30, EUR (e)	133	157
Optics BidCo S.p.A.
2.38%, 10/12/27, EUR (e)	100	116
6.88%, 02/15/28, EUR (e)	200	249
7.88%, 07/31/28, EUR	160	205
1.63%, 01/18/29, EUR (e)	100	110
Proximus
4.75%, (100, 07/02/31), EUR (d) (e)	300	357
Rogers Communications Inc.
7.00%, 04/15/55	505	528
7.13%, 04/15/55	1,070	1,130
SoftBank Group Corp.
5.88%, 07/10/31, EUR (e)	150	180
Telecom Argentina S.A.
9.50%, 07/18/31 (f)	300	316
Telecom Italia S.p.A.
7.88%, 07/31/28, EUR (e)	200	262
Telefonica Europe B.V.
2.38%, (100, 02/12/29), EUR (d) (e)	400	446
5.75%, (100, 01/15/32), EUR (d) (e)	200	249
6.14%, (100, 02/03/30), EUR (d) (e)	100	125
6.75%, (100, 06/07/31), EUR (d) (e)	200	260
TELUS Corporation
6.63%, 06/09/56	655	654
TMNL Holding BV
3.75%, 01/15/29, EUR (e)	100	117
United Group B.V.
5.25%, 02/01/30, EUR (e)	100	117
6.75%, 02/15/31, EUR (e)	150	181
Virgin Media Vendor Financing Notes III Designated Activity Company
4.88%, 07/15/28, GBP (e)	350	459
VMED O2 UK Financing I PLC
4.50%, 07/15/31, GBP (e)	150	179
5.63%, 04/15/32, EUR (e)	213	252
Vodafone Group Public Limited Company
3.00%, 08/27/80, EUR (e)	503	569
VZ Vendor Financing II B.V.
2.88%, 01/15/29, EUR (e)	100	111
Wayfair LLC
7.25%, 10/31/29 (f)	240	250
7.75%, 09/15/30 (f)	225	239
Windstream Services, LLC
8.25%, 10/01/31 (f)	445	467
7.50%, 10/15/33 (f)	25	26
Zayo Group Holdings, Inc.
6.25%, 03/09/30 (f) (h)	269	256
Zegona Finance PLC
6.75%, 07/15/29, EUR (e)	180	222
Ziggo B.V.
2.88%, 01/15/30, EUR (e)	200	222
		20,802
Utilities 2.9%
A2a S.p.A.
5.00%, (100, 06/11/29), EUR (d) (e)	200	242
Alliant Energy Corporation
5.75%, 04/01/56	565	563
Alpha Generation LLC
6.75%, 10/15/32 (f)	1,145	1,184
6.25%, 01/15/34 (f)	410	414
American Electric Power Company, Inc.
6.05%, 03/15/56	815	801
CenterPoint Energy, Inc.
5.95%, 04/01/56	1,190	1,199
CMS Energy Corporation
6.50%, 06/01/55	935	961
Dominion Energy, Inc.
6.63%, 05/15/55	970	998
EDP, S.A.
4.75%, 05/29/54, EUR (e)	400	484
4.63%, 09/16/54, EUR (e)	100	120
Electricite de France
2.63%, (100, 12/01/27), EUR (d) (e)	800	917
3.38%, (100, 06/15/30), EUR (d) (e)	200	224
7.50%, (100, 09/06/28), EUR (d) (e)	200	256
Holding D'infrastructures Des Metiers De L'environnement
4.88%, 10/24/29, EUR (e)	400	487
NRG Energy, Inc.
10.25%, (100, 03/15/28) (d) (f)	680	739
6.00%, 02/01/33 (f)	320	326
Orsted A/S
5.13%, (100, 09/14/29), EUR (d) (e)	350	421
5.25%, 12/08/22, EUR (e)	150	180
Saavi Energia S.a r.l.
8.88%, 02/10/35 (f)	600	649
Sempra
6.55%, 04/01/55	875	892
6.38%, 04/01/56	775	791
Spire Inc.
6.25%, 06/01/56	480	477
6.45%, 06/01/56	420	420
Talen Energy Supply, LLC
6.25%, 02/01/34 (f)	410	418
6.50%, 02/01/36 (f)	405	419
UGI International, LLC
2.50%, 12/01/29, EUR (e)	200	224
Veolia Environnement
2.50%, (100, 01/20/29), EUR (d) (e)	400	451
Vistra Corp.
7.00%, (100, 12/15/26) (d) (f)	650	658
Vistra Operations Company LLC
7.75%, 10/15/31 (f)	10	11

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
6.95%, 10/15/33 (f)	20	22
VoltaGrid LLC
7.38%, 11/01/30 (f)	740	733
		16,681
Energy 2.8%
Antero Midstream Partners LP
6.63%, 02/01/32 (f)	510	528
5.75%, 10/15/33 (f)	420	422
Archrock Partners, L.P.
6.63%, 09/01/32 (f)	350	360
Ascent Resources - Utica, LLC
5.88%, 06/30/29 (f)	600	601
6.63%, 07/15/33 (f)	280	289
Azule Energy Finance PLC
8.13%, 01/23/30 (f)	250	250
BKV Upstream Midstream, LLC
7.50%, 10/15/30 (f)	505	512
Comstock Resources, Inc.
6.75%, 03/01/29 (f)	260	260
Constellation Oil Services Holding S.A.
9.38%, 11/07/29 (f)	226	235
Cullinan Holdco SCSp
8.50%, 10/15/29, EUR (e) (h)	92	95
Energy Transfer LP
7.13%, 10/01/54	575	590
Excelerate Energy Limited Partnership
8.00%, 05/15/30 (f)	995	1,050
FS Luxembourg S.a r.l.
8.88%, 02/12/31 (f)	382	399
Genesis Energy, L.P.
7.88%, 05/15/32	525	546
Global Partners LP
7.13%, 07/01/33 (f)	100	102
Greenko Power II Limited
4.30%, 12/13/28 (e)	152	144
Harvest Midstream I, L.P.
7.50%, 05/15/32 (f)	340	354
Hilcorp Energy I, L.P.
6.25%, 04/15/32 (f)	345	324
8.38%, 11/01/33 (f)	160	163
Howard Midstream Energy Partners, LLC
7.38%, 07/15/32 (f)	720	759
JSC Uzbekneftegaz
8.75%, 05/07/30 (e)	510	545
Kodiak Gas Services, LLC
6.50%, 10/01/33 (f)	150	153
6.75%, 10/01/35 (f)	145	149
NAC Kazatomprom JSC
3.50%, 04/14/33 (e)	390	352
Noble Finance II LLC
8.00%, 04/15/30 (f)	300	311
Permian Resources Operating, LLC
7.00%, 01/15/32 (f)	565	588
6.25%, 02/01/33 (f)	330	338
Petroleos Mexicanos
7.69%, 01/23/50	2,320	2,081
Pluspetrol S.A.
8.50%, 05/30/32 (f)	489	497
Rockies Express Pipeline LLC
6.75%, 03/15/33 (f)	365	385
Sierracol Energy Andina, LLC
6.00%, 06/15/28 (e)	240	226
9.00%, 11/14/30 (f)	200	189
Tallgrass Energy Partners, LP
6.00%, 09/01/31 (f)	365	360
Tecpetrol
7.63%, 11/03/30 (f)	115	114
Transmontaigne Partners LLC
8.50%, 06/15/30 (f)	160	161
Trident Energy Finance PLC
12.50%, 11/30/29 (f)	200	203
USA Compression Finance Corp.
6.25%, 10/01/33 (f)	850	859
Venture Global Plaquemines LNG, LLC
6.50%, 06/15/34 (f)	400	409
WBI Operations LLC
6.25%, 10/15/30 (f)	210	211
6.50%, 10/15/33 (f)	210	209
Wintershall Dea GmbH
3.00%, (100, 07/20/28), EUR (d) (e)	300	338
		16,661
Health Care 2.1%
1261229 B.C. Ltd.
10.00%, 04/15/32 (f)	575	599
Acadia Healthcare Company, Inc.
5.00%, 04/15/29 (f)	340	327
Bausch + Lomb Corporation
8.38%, 10/01/28 (f)	1,020	1,064
Bayer Aktiengesellschaft
5.38%, 03/25/82, EUR (e)	300	361
CAB
3.38%, 02/01/28, EUR (e)	308	350
Centrient Holding B.V.
6.75%, 05/30/30, EUR (e)	100	105
Cheplapharm Arzneimittel GmbH
7.50%, 05/15/30, EUR (e)	300	365
CVS Health Corporation
6.75%, 12/10/54	405	422
Ephios Subco 3 S.a r.l.
7.88%, 01/31/31, EUR (e)	300	374
Eurofins Scientific SE
6.75%, (100, 04/24/28), EUR (d) (e)	300	374
Global Medical Response, Inc.
7.38%, 10/01/32 (f)	310	322
Grifols Escrow Issuer S.A.
3.88%, 10/15/28, EUR (e)	100	116
Grifols, S.A.
7.50%, 05/01/30, EUR (e)	550	678
Grunenthal GmbH
4.63%, 11/15/31, EUR (e)	400	474
IQVIA Inc.
2.25%, 01/15/28, EUR (e)	300	346
Lifepoint Health, Inc.
10.00%, 06/01/32 (f)	370	392
Medline Borrower, LP
6.25%, 04/01/29 (f)	90	93
Mehilainen Yhtiot Oy
5.13%, 06/30/32, EUR (e)	200	238
Molina Healthcare, Inc.
6.25%, 01/15/33 (f)	945	964
Mozart Debt Merger Sub Inc.
5.25%, 10/01/29 (f)	320	322
Nidda Healthcare Holding GmbH
5.63%, 02/21/30, EUR (e)	200	241
7.00%, 02/21/30, EUR (e)	200	244
Ray Financing LLC
6.50%, 07/15/31, EUR (e)	300	358
Rossini S.a r.l.
6.75%, 12/31/29, EUR (e)	100	123
Star Parent, Inc.
9.00%, 10/01/30 (f)	460	491
Surgery Center Holdings, Inc.
7.25%, 04/15/32 (f)	480	486
Team Health Holdings, Inc.
8.38%, 06/30/28 (f)	510	516
13.50%, 06/30/28 (f) (h)	148	156
Teva Pharmaceutical Finance Netherlands II B.V.
4.38%, 05/09/30, EUR (e)	500	602
4.13%, 06/01/31, EUR	550	654
		12,157
Materials 1.9%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28, EUR (e)	200	233
Avient Corporation
6.25%, 11/01/31 (f)	520	533
Axalta Coating Systems Dutch Holding B B.V.
7.25%, 02/15/31 (f)	200	210

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Capstone Copper Corp.
6.75%, 03/31/33 (f)	330	342
Celanese US Holdings LLC
5.00%, 04/15/31, EUR	165	189
CEMEX S.A.B. de C.V.
7.20%, (100, 06/10/30) (d) (f)	200	208
Century Aluminum Company
6.88%, 08/01/32 (f)	405	416
Compania de Minas Buenaventura S.A.A.
6.80%, 02/04/32 (f)	200	208
CSN Islands XI Corp.
6.75%, 01/28/28 (e)	350	324
Endeavour Mining PLC
7.00%, 05/28/30 (e)	200	207
Fresnillo PLC
4.25%, 10/02/50 (e)	200	160
Guala Closures S.p.A.
3.25%, 06/15/28, EUR (e)	188	217
Inversion Escrow Issuer, LLC
6.75%, 08/01/32 (f)	935	928
Inversiones CMPC S.A.
6.70%, 12/09/57 (f)	200	201
KRC Materials, Inc.
7.75%, 05/01/31 (f)	225	235
Kronos International, Inc.
9.50%, 03/15/29, EUR (e)	249	270
Lune Holdings S.a r.l.
5.63%, 11/15/28, EUR (e)	150	20
Mineral Resources Limited
7.00%, 04/01/31 (f)	455	472
Navoiy Kon-Metallurgiya Kombinati, Aksiyadorlik Jamiyati
6.95%, 10/17/31 (e)	560	597
Novelis Corporation
6.88%, 01/30/30 (f)	570	590
Olympus Water US Holding Corporation
7.25%, 06/15/31 (f)	70	72
6.13%, 02/15/33, EUR (e)	200	233
Samarco Mineracao S.A.
9.00%, 06/30/31 (f) (h) (i)	291	296
Sasol Financing USA LLC
6.50%, 09/27/28	490	481
Sealed Air Corporation
7.25%, 02/15/31 (f)	305	317
Silgan Holdings Inc.
4.25%, 02/15/31, EUR (e)	100	119
Snf Group
4.50%, 03/15/32, EUR (e)	100	121
Taseko Mines Limited
8.25%, 05/01/30 (f)	310	329
Trident TPI Holdings, Inc.
12.75%, 12/31/28 (f)	390	398
Turquoise Hill Resources Ltd.
7.88%, 01/23/30 (e)	200	206
Vale Overseas Ltd
6.00%, 02/25/56 (f)	283	283
Vedanta Resources Limited
10.88%, 09/17/29 (e)	450	474
Volcan Compania Minera S.A.A.
8.50%, 10/28/32 (f)	330	339
W. R. Grace Holdings LLC
5.63%, 08/15/29 (f)	215	203
7.38%, 03/01/31 (f)	305	312
6.63%, 08/15/32 (f)	185	187
		10,930
Consumer Staples 1.4%
AA Bond Co Limited
6.85%, 07/31/31, GBP (e)	100	144
Albion Financing 1 S.a r.l.
5.38%, 05/21/30, EUR (e)	150	181
7.00%, 05/21/30 (f)	250	261
Allied Universal Holdco LLC
3.63%, 06/01/28, EUR (e)	200	233
4.88%, 06/01/28, GBP (e)	100	131
6.00%, 06/01/29 (f)	275	272
7.88%, 02/15/31 (f)	290	306
Amber FinCo PLC
6.63%, 07/15/29, EUR (e)	200	246
BCP V Modular Services Finance II PLC
4.75%, 11/30/28, EUR (e)	100	111
6.50%, 07/10/31, EUR (e)	100	109
BCP V Modular Services Finance PLC
6.75%, 11/30/29, EUR (e)	100	91
Bellis Acquisition Company PLC
8.13%, 05/14/30, GBP (e)	100	125
Boels Topholding B.V.
6.25%, 02/15/29, EUR (e)	125	151
5.75%, 05/15/30, EUR (e)	100	121
Co-operative Group Limited
7.50%, 07/08/26, GBP (e) (i) (j)	260	353
Currenta Group Holdings S.a r.l.
5.50%, 05/15/30, EUR (e)	250	296
Darling Global Finance B.V.
4.50%, 07/15/32, EUR (e)	200	238
Flora Food Management B.V.
6.88%, 07/02/29, EUR (e)	250	292
Grupo Nutresa S.A.
8.00%, 05/12/30 (f)	440	476
Loxama
6.38%, 05/31/29, EUR (e)	180	219
Ontex Group
5.25%, 04/15/30, EUR (e)	100	116
Pachelbel BidCo S.p.A.
7.13%, 05/17/31, EUR (e)	50	63
Perrigo Finance Unlimited Company
5.38%, 09/30/32, EUR	100	120
Primo Water Holdings Inc.
3.88%, 10/31/28, EUR (e)	150	176
Q-Park Holding I B.V.
5.13%, 02/15/30, EUR (e)	211	256
4.25%, 09/01/30, EUR (e)	100	119
RAC Bond Co PLC
5.25%, 11/04/27, GBP (e)	200	268
Sudzucker International Finance B.V.
5.95%, (100, 05/28/30), EUR (d) (e)	200	225
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 07/15/29, EUR (e)	378	458
Verisure Midholding AB
5.25%, 02/15/29, EUR (e)	435	513
Wand NewCo 3, Inc.
7.63%, 01/30/32 (f)	975	1,030
Williams Scotsman, Inc.
7.38%, 10/01/31 (f)	350	365
		8,065
Information Technology 1.1%
Ahead DB Holdings, LLC
6.63%, 05/01/28 (f)	825	829
Almaviva - The Italian Innovation Company S.p.A. In Breve Almaviva S.p.A.
5.00%, 10/30/30, EUR (e)	200	237
Amentum Escrow Corp.
7.25%, 08/01/32 (f)	455	479
Amkor Technology, Inc.
5.88%, 10/01/33 (f)	415	424
Atos SE
9.36%, 12/18/29, EUR (e) (i)	400	537
Cloud Software Group, Inc.
6.63%, 08/15/33 (f)	760	752
Ellucian Holdings, Inc.
6.50%, 12/01/29 (f)	195	199
Fortress Intermediate 3, Inc.
7.50%, 06/01/31 (f)	700	729
Oracle Corporation
5.95%, 09/26/55	1,500	1,333
UKG Inc.
6.88%, 02/01/31 (f)	1,150	1,182
		6,701

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Real Estate 0.8%
ADLER Financing S.a r.l.
8.25%, 12/31/28, EUR (h)	277	356
Alexandrite Monnet UK HoldCo PLC
10.50%, 05/15/29, EUR (e)	200	253
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver
7.25%, 01/31/41 (e)	198	208
Castellum Aktiebolag
3.13%, (100, 12/02/26), EUR (d) (e)	150	174
CPI Property Group
3.75%, (100, 04/27/28), EUR (d) (e)	100	103
7.50%, (100, 03/24/31), EUR (d) (e)	204	222
4.00%, 01/22/28, GBP (e) (i) (j)	200	256
1.75%, 01/14/30, EUR (e)	150	150
Globalworth Real Estate Investments Limited
6.25%, 03/31/30, EUR (e)	282	337
Greentown China Holdings Limited
8.45%, 02/24/28 (e)	400	400
Heimstaden AB
6.75%, (100, 10/15/26), EUR (d) (e)	100	114
8.38%, 01/29/30, EUR (e)	200	249
Heimstaden Bostad AB
3.63%, (100, 10/13/26), EUR (d) (e)	350	406
6.25%, (100, 12/04/29), EUR (d) (e)	100	123
1.63%, 10/13/31, EUR (e)	100	103
Iron Mountain Incorporated
4.75%, 01/15/34, EUR (e)	100	114
MPT Operating Partnership, L.P.
7.00%, 02/15/32, EUR (e)	200	243
New Immo Holding
6.00%, 03/22/29, EUR (e)	200	245
RHP Hotel Properties, LP
6.50%, 06/15/33 (f)	185	192
Star Holdings
8.75%, 08/01/31 (f)	300	288
Unibail-Rodamco-Westfield SE
4.75%, (100, 06/11/31), EUR (d) (e)	200	239
		4,775
Total Corporate Bonds And Notes (cost $158,222)		163,765
CATASTROPHE BONDS 15.3%
Multi-Peril 10.6%
3264 Re Ltd.
25.17%, (Federated Hermes US Treasury Cash Reserves Fund Yield + 21.25%), 02/07/28 (a) (f)	500	536
4.12%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 0.50%), 01/08/29 (a) (f)	2,000	2,000
Alamo Re Ltd.
10.17%, (Federated Hermes US Treasury Cash Reserves Fund Yield + 6.54%), 06/07/27 (a) (f)	1,150	1,208
12.06%, (Federated Hermes US Treasury Cash Reserves Fund Yield + 8.43%), 06/07/27 (a) (f)	500	531
Atela Re Ltd.
17.94%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 14.25%), 05/09/27 (a) (f)	750	816
Atlas Capital Designated Activity Company
11.28%, (SOFR + 7.25%), 06/07/28 (a) (f)	1,500	1,549
Bonanza Re Ltd
9.25%, (MSILF Treasury Securities Portfolio Fund Yield + 5.50%), 12/20/27 (a) (f)	1,500	1,533
Bridge STR RE Ltd.
8.02%, (JPMorgan US Treasury Money Market Fund Yield + 4.00%), 01/07/28 (a) (f)	3,000	3,051
Easton Re Pte. Ltd.
11.10%, (3 Month Treasury + 7.50%), 01/08/27 (a) (f)	1,900	1,939
Four Lakes Re Ltd.
9.42%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 5.50%), 01/07/28 (a) (f)	1,500	1,539
Galileo Re Ltd.
8.74%, (JPMorgan US Treasury Money Market Fund Yield + 5.00%), 01/08/30 (a) (f)	2,250	2,248
Herbie Re Ltd.
11.17%, (3 Month Treasury + 7.25%), 01/08/29 (a) (f)	2,250	2,318
14.67%, (3 Month Treasury + 10.75%), 01/08/29 (a) (f)	1,250	1,314
Hypatia Ltd.
14.30%, (3 Month Treasury + 10.50%), 04/08/26 (a) (f)	1,650	1,691
Kendall Re Ltd.
10.05%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 6.25%), 04/30/27 (a) (f)	1,500	1,567
11.54%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 7.74%), 04/30/27 (a) (f)	750	783
Kilimanjaro III Re Limited
8.48%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 4.56%), 04/20/26 (a) (f)	500	504
8.78%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 4.86%), 04/20/26 (a) (f)	500	504
16.28%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 11.25%), 04/20/26 (a) (f)	275	283
Kilimanjaro Re Limited
10.17%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 6.25%), 06/30/28 (a) (f)	1,150	1,214
10.17%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 6.25%), 07/09/29 (a) (f)	500	522
7.67%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 3.75%), 07/08/30 (a) (f)	1,000	1,022
London Bridge 2 PCC Limited
11.44%, (3 Month Treasury + 7.50%), 01/09/29 (a) (f)	2,000	2,066
Matterhorn Re Ltd
16.13%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 12.25%), 02/04/28 (a) (f)	1,000	1,034
16.17%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 12.25%), 07/07/28 (a) (f)	750	792
Mona Lisa RE Ltd.
13.67%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 9.75%), 06/25/27 (a) (f)	1,700	1,843
11.92%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 8.00%), 01/08/29 (a) (f)	2,750	2,804
4.18%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 0.50%), 01/08/30 (a) (f)	1,500	1,500
Montoya Re Ltd.
16.80%, (MSILF Treasury Securities Portfolio Fund Yield + 12.38%), 04/07/27 (a) (f)	1,750	1,838
8.87%, (1 Month Treasury + 5.25%), 04/09/30 (a) (f)	2,250	2,250
Mystic Re IV Ltd.
7.92%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 4.00%), 01/10/28 (a) (f)	1,000	1,017
14.17%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 10.25%), 01/10/28 (a) (f)	750	775
10.63%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 6.90%), 01/08/29 (a) (f)	1,000	1,000
Northshore Re II Limited
8.92%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 5.00%), 04/07/28 (a) (f)	1,750	1,777

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Ocelot Re Ltd.
11.67%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 7.75%), 01/07/31 (a) (f)	1,900	1,942
Residential Reinsurance 2024 Limited
9.07%, (3 Month Treasury + 5.38%), 12/06/28 (a) (f)	1,250	1,293
10.63%, (3 Month Treasury + 6.94%), 12/06/28 (a) (f)	1,000	1,028
Residential Reinsurance 2025 Ltd.
7.11%, (JPMorgan US Treasury Money Market Fund Yield + 3.25%), 12/06/29 (a) (f)	1,000	995
Riverfront Re Ltd.
11.67%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 7.75%), 01/08/29 (a) (f)	750	795
Sanders Re II Ltd.
7.62%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 3.99%), 04/07/29 (a) (f)	1,000	1,022
8.99%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 5.36%), 04/07/29 (a) (f)	1,000	1,041
Sanders Re III Ltd.
9.19%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 5.56%), 04/07/28 (a) (f)	1,000	1,050
Stabilitas Re Ltd.
12.28%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 8.48%), 06/05/26 (a) (f)	2,500	2,564
Titania Re Ltd.
9.90%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 6.25%), 11/26/27 (a) (f)	2,750	2,774
		61,872
Storms 2.9%
Blue Ridge Re Ltd.
11.63%, (Federated Hermes US Treasury Cash Reserves Fund Yield + 8.00%), 01/08/29 (a) (f)	500	500
Cape Lookout Re Ltd.
12.34%, (Goldman Sachs Financial Square Treasury Solutions Fund Yield + 8.70%), 04/05/27 (a) (f)	1,000	1,035
10.50%, (Federated Hermes US Treasury Cash Reserves Fund Yield + 6.90%), 03/13/28 (a) (f)	1,250	1,323
Chartwell Re Ltd.
9.78%, (JPMorgan US Treasury Money Market Fund Yield + 6.00%), 06/07/28 (a) (f)	1,250	1,307
10.78%, (JPMorgan US Treasury Money Market Fund Yield + 7.00%), 06/07/28 (a) (f)	1,000	1,036
FloodSmart Re Ltd.
18.11%, (Federated Hermes US Treasury Cash Reserves Fund Yield + 14.36%), 03/12/27 (a) (f)	500	532
Gateway Re II Ltd.
13.29%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 9.57%), 04/27/26 (a) (f)	250	256
Gateway Re Ltd
13.10%, (1 Month Treasury + 9.50%), 07/07/27 (a) (f)	500	522
14.19%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 10.50%), 07/07/28 (a) (f)	500	542
Hestia Re Ltd
11.94%, (Dreyfus Treasury Securities Cash Management Fund Yield + 8.25%), 03/13/28 (a) (f)	750	779
Marlon Ltd.
11.22%, (JPMorgan US Treasury Money Market Fund Yield + 7.31%), 06/07/27 (a) (f)	1,775	1,883
Meadows Ltd.
15.34%, (3 Month Treasury + 11.50%), 12/07/29 (a) (f)	1,000	995
Meritage Re Ltd.
0.00%, (1 Month Treasury + 5.50%), 03/08/29 (a) (f)	1,000	1,000
Palm Re Ltd.
11.43%, (Dreyfus Treasury Securities Cash Management Fund Yield + 7.75%), 06/07/28 (a) (f)	750	783
Purple Re Ltd.
10.95%, (1 Month Treasury + 7.25%), 06/07/28 (a) (f)	1,750	1,844
11.45%, (1 Month Treasury + 7.75%), 06/07/28 (a) (f)	500	519
Winston Re Ltd.
13.99%, (Dreyfus Treasury Securities Cash Management Fund Yield + 10.21%), 02/26/27 (a) (f)	1,300	1,379
10.28%, (Dreyfus Treasury Securities Cash Management Fund Yield + 6.50%), 02/21/28 (a) (f)	750	773
		17,008
Earthquakes 1.6%
Sutter Re Ltd.
10.51%, (Federated Hermes US Treasury Cash Reserves Fund Yield + 6.75%), 06/19/26 (a) (f)	1,000	1,016
Torrey Pines Re Ltd.
9.09%, (JPMorgan US Treasury Money Market Fund Yield + 5.31%), 06/05/26 (a) (f)	1,000	1,007
10.25%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 6.50%), 06/07/28 (a) (f)	500	515
Turris Re Ltd.
6.16%, (JPMorgan US Treasury Money Market Fund Yield + 2.40%), 01/08/29 (a) (f)	600	599
Ursa Re II Ltd.
11.61%, (3 Month Treasury + 7.75%), 06/07/28 (a) (f)	500	499
12.77%, (BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield + 9.00%), 06/07/28 (a) (f)	1,250	1,277
8.86%, (3 Month Treasury + 5.00%), 12/07/29 (a) (f)	750	749
Veraison Re Ltd.
8.47%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 4.74%), 03/08/27 (a) (f)	1,000	1,030
7.23%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 3.50%), 03/08/28 (a) (f)	1,500	1,530
8.73%, (Goldman Sachs Financial Square Treasury Instruments Fund Yield + 5.00%), 03/08/28 (a) (f)	1,000	1,029
		9,251
Cyber 0.2%
PoleStar Re Ltd.
12.68%, (3 Month Treasury + 9.00%), 01/08/29 (a) (f)	1,000	999
Total Catastrophe Bonds (cost $86,618)		89,130
DIRECT ACCESS LENDING 12.5%
Financials 6.2%
Axonic Coinvest II, LP (e) (k)	8,000	6,542
Eiger Funding (PCC) Ltd. (e) (k)	8,107	12,542
EJF CRT 2024-R1 LLC
12.12%, (SOFR + 7.75%), 02/15/43 (a) (c) (e)	5,178	5,181
Harvest Commercial Capital, LLC
11.25%, 11/30/26 (c) (e)	8,894	8,909
Northleaf Chorus Investors LP (e) (k)	7,500	2,811
		35,985
Industrials 3.0%
Construction Finance Holdings LLC (e) (k)	7,667	—
Construction Finance Holdings LLC
0.00%, 12/12/30 (a) (c) (e)	2,333	2,353
HCM 2021-1, LLC (e) (k)	12,000	12,352
Ironwood Funding XIV LLC (e) (k)	4,176	2,692
		17,397

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Consumer Discretionary 1.6%
AX Southeast Loan Investor LLC (e) (k)	8,000	9,586
Non-U.S. Government Agency Asset-Backed Securities 1.1%
Upgrade Master Pass-Thru Trust
Series 2025-ST1-CRT1, 0.00%, 04/15/32 (c) (e)	11,000	6,462
Communication Services 0.6%
Cutting Edge Group
11.70%, (SOFR + 8.00%), 07/31/29 (a) (c) (e)	179	175
12.29%, (SOFR + 8.00%), 07/31/29 (a) (c) (e)	3,330	3,258
		3,433
Total Direct Access Lending (cost $69,177)		72,863
GOVERNMENT AND AGENCY OBLIGATIONS 5.2%
Sovereign 4.7%
Arab Republic of Egypt
8.70%, 03/01/49 (e)	1,380	1,377
Departamento Administrativo De La Presidencia De La Republica
7.50%, 02/02/34	2,250	2,346
6.50%, 11/26/38, EUR	244	277
Federal Government of Nigeria
8.75%, 01/21/31 (e)	790	861
8.63%, 01/13/36 (e)	200	215
7.70%, 02/23/38 (e)	1,370	1,372
8.25%, 09/28/51 (e)	200	196
Ghana, Government of
5.00%, 07/03/35 (f) (i)	984	899
Gobierno de la Provincia de Buenos Aires
6.63%, 09/01/37 (a) (e) (i)	1,258	966
Gobierno de la Republica de Guatemala
6.60%, 06/13/36 (e)	1,160	1,248
Gobierno De La Republica De Honduras
8.63%, 11/27/34 (e)	1,480	1,671
Gobierno de la Republica del Ecuador
6.90%, 07/31/30 - 07/31/35 (e) (i)	1,787	1,638
Gobierno de La Republica del Paraguay
6.65%, 03/04/55 (e)	520	567
Government of Commonwealth of the Bahamas
8.25%, 06/24/36 (e)	660	737
Government of the People's Republic of Benin
7.96%, 02/13/38 (e)	770	798
Government of the Republic of Zambia
5.75%, 06/30/33 (e) (i)	1,109	1,089
People's Government of Inner Mongolia Autonomous Region
7.88%, 06/05/29 (e)	310	330
4.45%, 07/07/31 (e)	500	460
Presidence de la Republique de Cote d'Ivoire
4.88%, 01/30/32, EUR (e)	1,050	1,195
6.63%, 03/22/48, EUR (e)	1,410	1,496
Presidencia De La Nacion
0.75%, 07/09/30 (i)	874	743
4.13%, 07/09/35 (i)	260	193
Presidencia de la Republica de El Salvador
9.50%, 07/15/52 (e)	510	575
Presidencia de la Republica Dominicana
7.05%, 02/03/31 (e)	540	582
Republic of Suriname, Government of the
8.50%, 11/06/35 (e)	300	326
Republica de Angola
9.38%, 05/08/48 (e)	760	668
Romania, Government of
6.38%, 09/18/33, EUR (e)	1,681	2,115
South Africa, Parliament of
5.75%, 09/30/49	1,490	1,255
The Democratic Socialist Republic of Sri Lanka
3.60%, 02/15/38 (e) (i)	620	565
3.60%, 02/15/38 (f) (i)	1,091	994
		27,754
Collateralized Mortgage Obligations 0.5%
Connecticut Avenue Securities Trust 2022-R02
Series 2022-2B1-R02, REMIC, 8.37%, (SOFR 30-Day Average + 4.50%), 01/27/42 (a)	606	626
Connecticut Avenue Securities Trust 2022-R08
Series 2022-1B1-R08, REMIC, 9.47%, (SOFR 30-Day Average + 5.60%), 07/25/42 (a)	175	186
Federal Home Loan Mortgage Corporation
Series 2021-B1-HQA4, REMIC, 7.62%, (SOFR 30-Day Average + 3.75%), 12/25/30 (a)	745	762
Series 2021-B1-HQA3, REMIC, 7.22%, (SOFR 30-Day Average + 3.35%), 09/25/41 (a)	890	903
Freddie Mac MSCR Trust MN8
Series 2024-M1-MN8, REMIC, 6.72%, (SOFR 30-Day Average + 2.85%), 05/25/29 (a)	267	271
		2,748
Total Government And Agency Obligations (cost $27,965)		30,502
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.8%
1211 Avenue of The Americas
Series 2015-C-1211, REMIC, 4.14%, 08/10/35 (a)	355	333
BAMLL Trust 2024-BHP
Series 2024-B-BHP, REMIC, 6.65%, (1 Month Term SOFR + 2.90%), 08/17/26 (a)	100	101
Bank5 2025-5YR17
Series 2025-D-5YR17, REMIC, 4.50%, 10/18/30	220	195
Bayview Opportunity Master Fund VII 2025-EDU1 LLC
Series 2025-B-EDU1, REMIC, 5.57%, (SOFR 30-Day Average + 1.70%), 07/27/48 (a)	741	740
Series 2025-C-EDU1, REMIC, 5.67%, (SOFR 30-Day Average + 1.80%), 07/27/48 (a)	278	278
Series 2025-D-EDU1, REMIC, 6.12%, (SOFR 30-Day Average + 2.25%), 07/27/48 (a)	243	243
BBCMS Mortgage Trust 2024-5C31
Series 2024-D-5C31, REMIC, 4.25%, 12/17/29	386	341
Benchmark 2020-B16 Mortgage Trust
Series 2020-B-B16, REMIC, 3.18%, 01/17/30 (a)	373	331
Series 2020-C-B16, REMIC, 3.52%, 01/17/30 (a)	298	251
Benchmark 2020-B19 Mortgage Trust
Series 2020-AS-B19, REMIC, 2.15%, 09/17/30	405	341
Series 2020-B-B19, REMIC, 2.35%, 09/17/30	156	123
Benchmark 2024-V5 Mortgage Trust
Series 2024-C-V5, REMIC, 6.97%, 01/12/29 (a)	55	56
BFLD Commercial Mortgage Trust 2025-5MW
Series 2025-D-5MW, REMIC, 6.37%, 10/11/30 (a)	113	115
BMO 2024-5C3 Mortgage Trust
Series 2024-C-5C3, REMIC, 6.86%, 02/16/29 (a)	241	248
BMO 2024-5C6 Mortgage Trust
Series 2024-D-5C8, REMIC, 4.50%, 12/15/57	281	257
Business Jet Securities 2024-1, LLC
Series 2024-B-1A, 6.92%, 05/15/30	220	223
Business Jet Securities 2024-2, LLC
Series 2024-B-2A, 5.75%, 09/15/30	312	308
BX Commercial Mortgage Trust 2018-BIOA
Series 2025-C-JDI, REMIC, 5.65%, (1 Month Term SOFR + 1.90%), 11/15/27 (a)	200	200
BX Commercial Mortgage Trust 2024-XL5
Series 2024-D-XL5, REMIC, 6.44%, (1 Month Term SOFR + 2.69%), 03/15/26 (a)	70	70
BX Trust
Series 2024-C-BIO, REMIC, 6.39%, (1 Month Term SOFR + 2.64%), 02/15/29 (a)	278	275
BX Trust 2024-VLT4
Series 2024-E-VLT4, REMIC, 6.64%, (1 Month Term SOFR + 2.89%), 06/15/26 (a)	100	100
BX Trust 2025-GW
Series 2025-D-GW, REMIC, 6.71%, (1 Month Term SOFR + 2.75%), 07/15/42 (a)	100	100
BX Trust 2025-VLT7
Series 2025-D-VLT7, REMIC, 7.00%, (1 Month Term SOFR + 3.25%), 07/15/30 (a)	100	100
BX Trust 2025-VOLT
Series 2025-D-VOLT, REMIC, 6.75%, (1 Month Term SOFR + 3.00%), 12/16/30 (a)	749	748

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2025

	Shares/Par[1]	Value ($)
Castlelake Aircraft Structured Trust 2025-1
Series 2025-C-1A, 7.75%, 08/15/30 (i)	393	385
CFCRE 2016-C4 Mortgage Trust
Series 2016-D-C4, REMIC, 4.77%, 05/12/26 (a)	291	285
CHI Commercial Mortgage Trust 2025-SFT
Series 2025-D-110W, REMIC, 6.63%, 12/13/30 (a)	911	915
COMM 2024-CBM Mortgage Trust
Series 2024-D-CBM, REMIC, 7.93%, 12/12/29 (a)	330	341
COMM 2025-167G Mortgage Trust
Series 2025-E-167G, REMIC, 8.20%, 08/12/30 (a)	557	563
CONE Trust 2024-DFW1
Series 2024-D-DFW1, REMIC, 6.79%, (1 Month Term SOFR + 3.04%), 08/15/41 (a)	242	242
Consolidated Communications LLC/Fidium Fiber Finance
Series 2025-C-1A, 9.41%, 05/20/30	1,000	1,048
DC Office Trust 2019-MTC
Series 2019-D-MTC, REMIC, 3.07%, 11/17/29 (a)	387	332
ELM Trust 2024-ELM
Series 2024-D10-ELM, REMIC, 6.85%, 06/11/27 (a)	278	279
Series 2024-D15-ELM, REMIC, 6.90%, 06/11/27 (a)	325	326
GreenSky Home Improvement Issuer Trust 2025-1
Series 2025-D-1A, 6.22%, 03/25/60	832	848
GS Mortgage Securities Trust 2016-GS2
Series 2016-C-GS2, REMIC, 4.69%, 05/12/26 (a)	286	280
GS Mortgage Securities Trust 2017-GS6
Series 2017-B-GS6, REMIC, 3.87%, 05/12/27	185	164
GS Mortgage Securities Trust 2018-GS10
Series 2018-C-GS10, REMIC, 4.40%, 07/12/28 (a)	40	28
J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-OPO
Series 2022-C-OPO, REMIC, 3.45%, 01/08/27 (a)	568	474
MAD Commercial Mortgage Trust 2025-11MD
Series 2025-D-11MD, REMIC, 6.36%, 10/18/30 (a) (l)	399	401
Series 2025-E-11MD, REMIC, 7.33%, 10/18/30 (a) (l)	510	513
MED Commercial Mortgage Trust 2024-MOB
Series 2024-C-MOB, REMIC, 6.04%, (1 Month Term SOFR + 2.29%), 05/15/26 (a)	411	407
MetroNet Infrastructure Issuer LLC
Series 2025-C-2A, 7.83%, 08/20/30	695	713
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM2
Series 2025-M1-NQM2, 6.52%, 01/25/70 (a)	822	834
New Residential Mortgage LLC
Series 2024-A-FNT1, 7.40%, 11/25/29 (i)	573	579
NRZ FHT Excess LLC
Series 2025-A-FHT1, 6.55%, 03/25/32 (f) (i)	701	712
NYC Commercial Mortgage Trust 2025-3BP
Series 2025-D-3BP, REMIC, 6.19%, (1 Month Term SOFR + 2.50%), 02/16/27 (a)	251	250
OBX 2025-HE1 Trust
Series 2025-M2-HE1, 6.22%, (SOFR 30-Day Average + 2.15%), 02/25/55 (a)	266	261
ONE 2021-PARK Mortgage Trust
Series 2021-E-PARK, REMIC, 5.61%, (1 Month Term SOFR + 1.86%), 03/15/28 (a)	466	440
One Market Plaza Trust 2017-1MKT
Series 2017-B-1MKT, REMIC, 3.85%, 02/10/32	106	100
ORL 2024-GLKS Mortgage Trust
Series 2024-D-GLKS, REMIC, 6.54%, (1 Month Term SOFR + 2.79%), 12/15/26 (a)	100	100
PRM Trust 2025-PRM6
Series 2025-E-PRM6, REMIC, 6.58%, 07/05/28 (a)	833	835
SFO Commercial Mortgage Trust 2021-555
Series 2021-D-555, REMIC, 6.27%, (1 Month Term SOFR + 2.51%), 05/15/28 (a)	410	407
Sierra Timeshare 2022-2 Receivables Funding LLC
Series 2022-D-2A, 9.22%, 06/20/40	256	261
Sierra Timeshare 2024-3 Receivables Funding LLC
Series 2024-D-3A, 6.93%, 08/20/41	244	244
Sierra Timeshare 2025-1 Receivables Funding LLC
Series 2025-D-1A, 6.86%, 01/21/42	444	447
SMRT 2022-MINI
Series 2022-E-MINI, REMIC, 6.45%, (1 Month Term SOFR + 2.70%), 01/18/39 (a)	385	383
U.S. Bank National Association
Series 2025-D-SUP1, 6.57%, (SOFR 30-Day Average + 2.70%), 02/25/32 (a)	274	274
Verus Securitization Trust 2025-3
Series 2025-M1-3, REMIC, 6.65%, 05/25/70 (a)	270	276
Volofin Finance (Ireland) Designated Activity Company
Series 2024-B-1A, 6.21%, 11/17/31	174	179
Wells Fargo Commercial Mortgage Trust 2017-C39
Series 2017-C-C39, REMIC, 4.12%, 08/17/27	143	133
Willis Engine Structured Trust VIII
Series 2025-B-A, 6.07%, 06/16/31 (i)	279	280
Wireless Propco Funding LLC
Series 2025-B-1A, 4.30%, 06/25/30	660	637
Total Non-U.S. Government Agency Asset-Backed Securities (cost $22,143)		22,253
WARRANTS 0.0%
Construction Finance Holdings LLC (c) (m)	83	140
Total Warrants (cost $0)		140
COMMON STOCKS 0.0%
Industrials 0.0%
LuxCo 3 (c) (m)	2	27
Total Common Stocks (cost $25)		27
SHORT TERM INVESTMENTS 1.3%
Investment Companies 1.3%
JNL Government Money Market Fund - Class I, 3.64% (n) (o)	7,620	7,620
Total Short Term Investments (cost $7,620)		7,620
Total Investments 99.8% (cost $571,709)		581,787
Other Derivative Instruments (0.1)%		(314)
Other Assets and Liabilities, Net 0.3%		1,424
Total Net Assets 100.0%		582,897

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) This senior floating rate interest will settle after December 31, 2025. If a reference rate and spread is presented, it will go into effect upon settlement.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedule of Investments.

(d) Perpetual security. Next contractual call price and date are presented in parentheses, if applicable.

(e) Security is restricted to resale to institutional investors or subject to trading restrictions due to sanctions on foreign issuers. See Restricted Securities table following the Schedule of Investments.

(f) Security is exempt from registration under the Securities Act of 1933, as amended. As of December 31, 2025, the value and the percentage of net assets of these

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2025

securities was $172,564 and 29.6% of the Fund.

(g) Convertible security.

(h) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer. Rate stated was the coupon as of December 31, 2025.

(k) Security fair valued using the NAV per share practical expedient in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified based on the applicable valuation inputs. See "Fair Value Measurement" in the Notes to Schedule of Investments.

(l) The coupon rate represents the weighted average coupon and may differ from the stated coupon rate.

(m) Non-income producing security.

(n) Investment in affiliate.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2025.

Unfunded Commitments
	Unfunded Commitment ($)	Unrealized Appreciation / (Depreciation)($)
Archkey Solutions LLC, 2024 Delayed Draw Term Loan B, SOFR + 4.25%	103	1
CP Iris HoldCo I, Inc., 2025 Delayed Draw Term Loan, SOFR + 4.00%	220	(2)
Cutting Edge Group, SOFR + 8.00%	966	(1)
Harvest Commercial Capital, LLC	1,106	2
Peninsula Pacific Entertainment, LLC, 2025 Delayed Draw Term Loan, SOFR + 4.75%	380	5
Radiate Holdco, LLC, 2025 Delayed Draw Term Loan, 1 Month Term SOFR + 4.00%	670	(5)
Raven Acquisition Holdings LLC, Delayed Draw Term Loan, 3 Month Term SOFR + 3.25%	133	1
	3,578	1

Investment Interests
		Lockup Period	Redemption Notice	Termination Date
AX Southeast Loan Investor LLC	An off-market, fund-level NAV loan to a multi-family owner/developer.	N/A	N/A	N/A
Axonic Coinvest II, LP	Controlling tranches of a CMBS SASB securitization backed by department stores.	N/A	N/A	03/31/26
Eiger Funding (PCC) Ltd.	Mezzanine loan backed by a London hotel with ~200 keys.	Termination	N/A	01/21/28†
HCM 2021-1, LLC	A special purpose vehicle ("SPV") that invests in the subordinated bonds of Freddie Mac Small Balance Loans ("SBL") multifamily securitization at new issue.	9 months	6 months	N/A
Ironwood Funding XIV LLC	A senior secured draw down debt facility to a consumer NPL buyer to fund the purchase of charged-off consumer receivables, alongside the originator, an asset-based credit manager.	Termination	N/A	08/01/28†
Northleaf Chorus Investors LP	A preferred equity transaction to a music royalties platform to support the acquisition of royalty assets in a recently established investment pool.	Termination	N/A	03/19/30†

†Termination date represents the expected maturity of underlying investments held by the entity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
A2a S.p.A., 5.00% (callable at 100, 06/11/29)	08/05/24	217	242	—
AA Bond Co Limited, 6.85%, 07/31/31	10/23/24	132	144	—
Abertis Infraestructuras Finance B.V., 4.87% (callable at 100, 11/28/29)	02/19/25	443	483	0.1
ABN AMRO Bank N.V., 6.38% (callable at 100, 09/22/34)	01/28/25	430	501	0.1
ABN AMRO Bank N.V., 6.88% (callable at 100, 09/22/31)	01/28/25	444	513	0.1
Accor, 7.25% (callable at 100, 01/11/29)	12/05/23	230	258	0.1
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28	05/14/24	211	233	—
Air France - KLM, 4.63%, 05/23/29	10/23/24	216	243	—
Akbank Turk Anonim Sirketi, 6.80%, 06/22/31	07/17/25	300	302	0.1
Albion Financing 1 S.a r.l., 5.38%, 05/21/30	07/23/25	181	181	—
Alexandrite Monnet UK HoldCo PLC, 10.50%, 05/15/29	07/09/24	221	253	0.1
Allied Universal Holdco LLC, 3.63%, 06/01/28	10/16/25	232	233	—
Allied Universal Holdco LLC, 4.88%, 06/01/28	11/20/25	128	131	—
Allwyn Entertainment Financing (UK) PLC, 7.25%, 04/30/30	12/05/23	221	249	0.1
Almaviva - The Italian Innovation Company S.p.A. In Breve Almaviva S.p.A., 5.00%, 10/30/30	05/21/25	234	237	—
Altice France, 5.50%, 10/15/31	10/13/25	359	365	0.1
Amber FinCo PLC, 6.63%, 07/15/29	10/22/24	223	246	—
Arab Republic of Egypt, 8.70%, 03/01/49	07/17/25	1,132	1,377	0.2
Aramark International Finance S.a r.l., 4.38%, 04/15/33	05/15/25	165	176	—
Arqiva Broadcast Finance PLC, 8.63%, 07/01/30	09/15/25	285	278	0.1
Assemblin Caverion Group AB, 6.25%, 07/01/30	10/22/24	403	427	0.1
Atos SE, 9.36%, 12/18/29	02/19/25	449	537	0.1
AX Southeast Loan Investor LLC	11/08/24	8,000	9,586	1.7
Axis Bank Limited, 4.10% (callable at 100, 09/08/26)	01/10/24	277	296	0.1
Axonic Coinvest II, LP	10/01/24	6,920	6,542	1.1
Azelis Finance, 4.75%, 09/25/29	05/21/25	116	120	—
B&M European Value Retail S.A., 6.50%, 11/27/31	02/19/25	351	354	0.1
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver, 7.25%, 01/31/41	06/20/25	201	208	—
Banco Bilbao Vizcaya Argentaria, S.A., 6.88% (callable at 100, 12/13/30)	01/28/25	436	508	0.1

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2025

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Davivienda S A, 6.65% (callable at 100, 04/22/31)	12/04/23	246	282	0.1
Banco Mercantil Del Norte S.A., 6.63% (callable at 100, 01/24/32)	10/22/24	199	211	—
Banco Santander, S.A., 3.63% (callable at 100, 03/21/29)	01/28/25	567	673	0.1
Banque Ouest Africaine De Developpement, 4.70%, 10/22/31	12/04/23	220	221	—
Banque Ouest Africaine De Developpement, 8.20%, 02/13/55	10/09/25	836	818	0.1
Bayer Aktiengesellschaft, 5.38%, 03/25/82	05/08/24	305	361	0.1
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28	12/10/25	111	111	—
BCP V Modular Services Finance II PLC, 6.50%, 07/10/31	11/27/25	108	109	—
BCP V Modular Services Finance PLC, 6.75%, 11/30/29	05/22/25	103	91	—
Beach Acquisition Bidco, LLC, 5.25%, 07/15/32	11/25/25	298	299	0.1
Bellis Acquisition Company PLC, 8.13%, 05/14/30	10/23/24	128	125	—
Benteler International Aktiengesellschaft, 7.25%, 06/15/31	09/10/25	251	252	0.1
Bertrand Franchise Finance, 5.75%, 07/18/30	10/23/24	108	116	—
Boels Topholding B.V., 6.25%, 02/15/29	12/05/23	136	151	—
Boels Topholding B.V., 5.75%, 05/15/30	05/21/25	116	121	—
Boots Group Finco LP, 5.38%, 08/31/32	10/16/25	241	242	—
British Telecommunications Public Limited Company, 8.38%, 12/20/83	12/04/23	487	520	0.1
Bubbles BidCo S.p.A., 6.50%, 09/30/31	01/07/25	159	181	—
CAB, 3.38%, 02/01/28	07/22/25	344	350	0.1
CaixaBank, S.A., 7.50% (callable at 100, 01/16/30)	01/28/25	225	260	0.1
Castello (BC) Bidco S.p.A., 6.50%, 11/14/31	05/29/25	155	161	—
Castellum Aktiebolag, 3.13% (callable at 100, 12/02/26)	10/22/24	156	174	—
CD&R Firefly Bidco PLC, 8.63%, 04/30/29	04/14/25	133	141	—
Ceconomy AG, 6.25%, 07/15/29	10/22/24	361	406	0.1
Centrient Holding B.V., 6.75%, 05/30/30	07/23/25	120	105	—
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30	12/06/23	330	365	0.1
Cirsa Finance International S.a r.l., 6.50%, 03/15/29	11/26/25	301	305	0.1
CMA CGM, 5.00%, 01/15/31	10/06/25	238	235	—
COMMERZBANK Aktiengesellschaft, 7.88% (callable at 100, 07/02/29)	01/28/25	454	529	0.1
Construction Finance Holdings LLC	12/15/25	—	—	—
Construction Finance Holdings LLC, 0.00%, 12/12/30	12/15/25	2,333	2,353	0.4
Co-operative Group Limited, 7.50%, 07/08/26	12/04/23	332	353	0.1
Coventry Building Society, 8.75% (callable at 100, 06/11/29)	01/28/25	383	433	0.1
CPI Property Group, 3.75% (callable at 100, 04/27/28)	06/17/25	104	103	—
CPI Property Group, 7.50% (callable at 100, 03/24/31)	06/25/25	231	222	—
CPI Property Group, 4.00%, 01/22/28	10/22/24	243	256	0.1
CPI Property Group, 1.75%, 01/14/30	10/23/24	141	150	—
CSN Islands XI Corp., 6.75%, 01/28/28	07/17/25	335	324	0.1
CT Investment GmbH, 6.38%, 04/15/30	10/22/24	221	244	—
CTEC II GmbH, 5.25%, 02/15/30	10/23/24	210	219	—
Cullinan Holdco SCSp, 8.50%, 10/15/29	09/04/25	90	95	—
Currenta Group Holdings S.a r.l., 5.50%, 05/15/30	07/02/25	300	296	0.1
Cutting Edge Group, 11.70%, 07/31/29	06/01/24	179	175	—
Cutting Edge Group, 12.29%, 07/31/29	07/02/25	111	109	—
Cutting Edge Group, 12.29%, 07/31/29	04/02/24	3,169	3,149	0.5
Dana Financing Luxembourg S.a r.l., 8.50%, 07/15/31	10/23/24	114	126	—
Darling Global Finance B.V., 4.50%, 07/15/32	08/04/25	234	238	—
Deutsche Bank Aktiengesellschaft, 8.13% (callable at 100, 10/30/29)	01/28/25	219	255	0.1
Deutsche Lufthansa Aktiengesellschaft, 5.25%, 01/15/55	03/06/25	216	244	—
Dufry One B.V., 4.50%, 05/23/32	07/17/25	297	304	0.1
Edge Finco PLC, 8.13%, 08/15/31	05/21/25	280	286	0.1
EDP, S.A., 4.75%, 05/29/54	07/09/24	452	484	0.1
EDP, S.A., 4.63%, 09/16/54	09/01/25	120	120	—
Eiger Funding (PCC) Ltd.	02/04/25	10,126	12,542	2.2
EJF CRT 2024-R1 LLC, 12.12%, 02/15/43	07/15/24	5,133	5,181	0.9
Electricite de France, 2.63% (callable at 100, 12/01/27)	06/03/24	825	917	0.2
Electricite de France, 3.38% (callable at 100, 06/15/30)	07/02/25	226	224	—
Electricite de France, 7.50% (callable at 100, 09/06/28)	12/04/23	226	256	0.1
Elior Group, 5.63%, 03/15/30	05/15/25	225	244	—
Endeavour Mining PLC, 7.00%, 05/28/30	10/16/25	206	207	—
Energizer Gamma Acquisition B.V., 3.50%, 06/30/29	10/23/24	103	113	—
Engineering S.R.L., 11.13%, 05/15/28	05/21/25	118	124	—
Ephios Subco 3 S.a r.l., 7.88%, 01/31/31	10/22/24	349	374	0.1
Erste Group Bank AG, 7.00% (callable at 100, 04/15/31)	01/28/25	441	507	0.1
Essendi S.A., 5.50%, 11/15/31	08/08/25	239	240	—
Eurofins Scientific SE, 6.75% (callable at 100, 04/24/28)	10/22/24	333	374	0.1
Eutelsat S.A., 2.25%, 07/13/27	03/06/25	203	233	—
Federal Government of Nigeria, 8.75%, 01/21/31	12/01/23	778	861	0.2
Federal Government of Nigeria, 8.63%, 01/13/36	11/05/25	200	215	—
Federal Government of Nigeria, 7.70%, 02/23/38	06/04/25	1,190	1,372	0.2
Federal Government of Nigeria, 8.25%, 09/28/51	03/27/24	166	196	—
Fedrigoni S.p.A., 6.13%, 06/15/31	10/22/24	267	286	0.1

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2025

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Flora Food Management B.V., 6.88%, 07/02/29	10/23/24	279	292	0.1
Flutter Treasury Designated Activity Company, 5.00%, 04/29/29	10/23/24	165	182	—
FNAC Darty, 6.00%, 04/01/29	10/23/24	233	243	—
Food Service Project SL, 5.50%, 01/21/27	12/05/23	176	192	—
Fortune Star (BVI) Limited, 5.05%, 01/27/27	11/29/24	319	323	0.1
Forvia, 5.50%, 06/15/31	06/20/24	395	425	0.1
Fresnillo PLC, 4.25%, 10/02/50	03/17/25	145	160	—
Fressnapf Holding SE, 5.25%, 10/31/31	01/07/25	386	410	0.1
Globalworth Real Estate Investments Limited, 6.25%, 03/31/30	01/09/25	291	337	0.1
Gobierno de la Provincia de Buenos Aires, 6.63%, 09/01/37	06/04/25	908	966	0.2
Gobierno de la Republica de Guatemala, 6.60%, 06/13/36	12/01/23	1,176	1,248	0.2
Gobierno De La Republica De Honduras, 8.63%, 11/27/34	05/20/25	1,548	1,671	0.3
Gobierno de la Republica del Ecuador, 6.90%, 07/31/30	08/13/24	446	580	0.1
Gobierno de la Republica del Ecuador, 6.90%, 07/31/35	07/17/25	891	1,058	0.2
Gobierno de La Republica del Paraguay, 6.65%, 03/04/55	10/14/25	558	567	0.1
Government of Commonwealth of the Bahamas, 8.25%, 06/24/36	06/17/25	664	737	0.1
Government of the People's Republic of Benin, 7.96%, 02/13/38	08/19/25	759	798	0.1
Government of the Republic of Zambia, 5.75%, 06/30/33	06/14/24	1,024	1,089	0.2
Greenko Power II Limited, 4.30%, 12/13/28	07/17/25	144	144	—
Greentown China Holdings Limited, 8.45%, 02/24/28	02/19/25	405	400	0.1
Grifols Escrow Issuer S.A., 3.88%, 10/15/28	10/23/24	102	116	—
Grifols, S.A., 7.50%, 05/01/30	10/22/24	640	678	0.1
Grunenthal GmbH, 4.63%, 11/15/31	02/17/25	435	474	0.1
Guala Closures S.p.A., 3.25%, 06/15/28	12/04/23	194	217	—
Harvest Commercial Capital, LLC, 11.25%, 11/30/26	07/31/25	8,894	8,909	1.5
HCM 2021-1, LLC	09/18/24	11,813	12,352	2.1
Heimstaden AB, 6.75% (callable at 100, 10/15/26)	10/22/24	68	114	—
Heimstaden AB, 8.38%, 01/29/30	08/04/25	242	249	0.1
Heimstaden Bostad AB, 3.63% (callable at 100, 10/13/26)	12/04/23	224	406	0.1
Heimstaden Bostad AB, 6.25% (callable at 100, 12/04/29)	09/01/25	120	123	—
Heimstaden Bostad AB, 1.63%, 10/13/31	10/22/24	93	103	—
Holding D'infrastructures Des Metiers De L'environnement, 4.88%, 10/24/29	02/19/25	463	487	0.1
IHO Verwaltungs GmbH, 8.75%, 05/15/28	10/22/24	283	306	0.1
IHS Holding Limited, 8.25%, 11/29/31	03/04/25	200	209	—
Intesa Sanpaolo SPA, 7.00% (callable at 100, 05/20/32)	01/28/25	446	508	0.1
IQVIA Inc., 2.25%, 01/15/28	05/21/25	335	346	0.1
Iron Mountain Incorporated, 4.75%, 01/15/34	10/28/25	117	114	—
Ironwood Funding XIV LLC	08/23/24	2,745	2,692	0.5
Ironwood Funding XIV LLC	03/31/25	—	—	—
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28	05/21/25	345	355	0.1
Jerrold Finco PLC, 7.50%, 06/15/31	08/04/25	273	275	0.1
JSC Uzbekneftegaz, 8.75%, 05/07/30	10/09/25	545	545	0.1
Kier Group PLC, 9.00%, 02/15/29	02/19/25	131	143	—
Koninklijke KPN N.V., 4.88% (callable at 100, 06/18/29)	10/31/25	120	121	—
Koninklijke KPN N.V., 6.00% (callable at 100, 09/21/27)	02/19/25	109	123	—
Kronos International, Inc., 9.50%, 03/15/29	10/22/24	288	270	0.1
Landesbank Baden-Wurttemberg, 6.75% (callable at 100, 10/15/30)	01/28/25	207	245	—
Lorca Telecom Bondco S.A., 4.00%, 09/18/27	12/05/23	83	88	—
Loxama, 6.38%, 05/31/29	03/18/24	200	219	—
Lune Holdings S.a r.l., 5.63%, 11/15/28	10/22/24	142	20	—
Maison Finco PLC, 6.00%, 10/31/27	04/30/24	245	267	0.1
Maya, 6.88%, 04/15/31	02/19/25	230	250	0.1
MCE Finance Limited, 5.75%, 07/21/28	12/04/23	560	579	0.1
Mehilainen Yhtiot Oy, 5.13%, 06/30/32	09/10/25	238	238	—
Miller Homes Group (Finco) PLC, 7.00%, 05/15/29	10/22/24	256	271	0.1
Motel One GmbH, 7.75%, 04/02/31	05/21/25	108	113	—
MPT Operating Partnership, L.P., 7.00%, 02/15/32	05/14/25	238	243	—
NAC Kazatomprom JSC, 3.50%, 04/14/33	12/04/23	322	352	0.1
Nationwide Building Society, 7.50% (callable at 100, 12/20/30)	01/28/25	376	420	0.1
Navoiy Kon-Metallurgiya Kombinati, Aksiyadorlik Jamiyati, 6.95%, 10/17/31	10/09/25	599	597	0.1
New Immo Holding, 6.00%, 03/22/29	03/06/25	224	245	—
Nexans, 4.25%, 03/11/30	03/06/25	340	363	0.1
Nidda Healthcare Holding GmbH, 5.63%, 02/21/30	05/21/25	230	241	—
Nidda Healthcare Holding GmbH, 7.00%, 02/21/30	08/29/25	241	244	—
Nissan Motor Co., Ltd., 5.25%, 07/17/29	10/16/25	298	301	0.1
Northleaf Chorus Investors LP	03/27/25	2,866	2,811	0.5
Northleaf Chorus Investors LP	03/31/25	—	—	—
Odido Group Holding B.V., 5.50%, 01/15/30	12/06/23	139	157	—
Olympus Water US Holding Corporation, 6.13%, 02/15/33	12/15/25	234	233	—
Ontex Group, 5.25%, 04/15/30	05/21/25	116	116	—
Optics BidCo S.p.A., 2.38%, 10/12/27	11/20/25	114	116	—
Optics BidCo S.p.A., 6.88%, 02/15/28	10/23/24	228	249	—

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2025

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Optics BidCo S.p.A., 1.63%, 01/18/29	07/18/25	109	110	—
Orsted A/S, 5.13% (callable at 100, 09/14/29)	02/05/25	385	421	0.1
Orsted A/S, 5.25%, 12/08/22	04/22/24	166	180	—
Pachelbel BidCo S.p.A., 7.13%, 05/17/31	10/23/24	57	63	—
Paprec Holding, 4.50%, 07/15/32	10/06/25	239	238	—
People's Government of Inner Mongolia Autonomous Region, 7.88%, 06/05/29	12/06/23	320	330	0.1
People's Government of Inner Mongolia Autonomous Region, 4.45%, 07/07/31	07/18/25	445	460	0.1
Pinewood Finco PLC, 6.00%, 03/27/30	05/29/25	195	196	—
Pinnacle Bidco PLC, 10.00%, 10/11/28	12/05/23	261	284	0.1
Presidence de la Republique de Cote d'Ivoire, 4.88%, 01/30/32	10/22/24	1,055	1,195	0.2
Presidence de la Republique de Cote d'Ivoire, 6.63%, 03/22/48	12/04/23	1,262	1,496	0.3
Presidencia de la Republica de El Salvador, 9.50%, 07/15/52	12/01/23	498	575	0.1
Presidencia de la Republica Dominicana, 7.05%, 02/03/31	08/19/25	574	582	0.1
Primo Water Holdings Inc., 3.88%, 10/31/28	02/14/25	156	176	—
Progroup AG, 5.38%, 04/15/31	10/23/24	202	233	—
Prosus N.V., 3.83%, 02/08/51	12/04/23	238	261	0.1
Proximus, 4.75% (callable at 100, 07/02/31)	02/05/25	327	357	0.1
Prysmian S.p.A., 5.25% (callable at 100, 05/21/30)	07/02/25	243	245	—
Punch Finance PLC, 7.88%, 12/30/30	07/23/25	207	206	—
Q-Park Holding I B.V., 5.13%, 02/15/30	07/16/25	254	256	0.1
Q-Park Holding I B.V., 4.25%, 09/01/30	08/06/25	118	119	—
RAC Bond Co PLC, 5.25%, 11/04/27	12/06/23	244	268	0.1
Rakuten Group, Inc., 4.25% (callable at 100, 04/22/27)	10/22/24	190	227	—
Ray Financing LLC, 6.50%, 07/15/31	10/22/24	333	358	0.1
Republic of Suriname, Government of the, 8.50%, 11/06/35	10/30/25	300	326	0.1
Republica de Angola, 9.38%, 05/08/48	10/31/24	640	668	0.1
Romania, Government of, 6.38%, 09/18/33	10/22/24	1,996	2,115	0.4
Rossini S.a r.l., 6.75%, 12/31/29	05/21/25	118	123	—
Schaeffler AG, 4.50%, 03/28/30	05/23/24	785	842	0.2
Shift4 Payments, LLC, 5.50%, 05/15/33	10/16/25	243	240	—
Sierracol Energy Andina, LLC, 6.00%, 06/15/28	10/22/24	228	226	—
Silgan Holdings Inc., 4.25%, 02/15/31	10/28/25	118	119	—
Snf Group, 4.50%, 03/15/32	05/21/25	116	121	—
SoftBank Group Corp., 5.88%, 07/10/31	09/11/25	184	180	—
Studio City Finance Limited, 6.50%, 01/15/28	10/10/25	250	250	0.1
Sudzucker International Finance B.V., 5.95% (callable at 100, 05/28/30)	07/23/25	233	225	—
TAP–Transportes Aereos Portugueses, SGPS, S.A., 5.13%, 11/15/29	02/05/25	335	365	0.1
Techem Verwaltungsgesellschaft 675 mbH, 5.38%, 07/15/29	07/02/25	457	458	0.1
Telecom Italia S.p.A., 7.88%, 07/31/28	07/09/24	232	262	0.1
Telefonica Europe B.V., 2.38% (callable at 100, 02/12/29)	07/02/25	447	446	0.1
Telefonica Europe B.V., 5.75% (callable at 100, 01/15/32)	04/30/24	215	249	0.1
Telefonica Europe B.V., 6.14% (callable at 100, 02/03/30)	02/19/25	112	125	—
Telefonica Europe B.V., 6.75% (callable at 100, 06/07/31)	10/23/24	237	260	0.1
Teva Pharmaceutical Finance Netherlands II B.V., 4.38%, 05/09/30	10/22/24	542	602	0.1
The Democratic Socialist Republic of Sri Lanka, 3.60%, 02/15/38	12/27/24	571	565	0.1
TMNL Holding BV, 3.75%, 01/15/29	07/18/25	116	117	—
Trivium Packaging Finance B.V., 6.63%, 07/15/30	07/23/25	183	185	—
Turkiye Is Bankasi Anonim Sirketi, 7.75%, 06/12/29	10/09/25	258	264	0.1
Turquoise Hill Resources Ltd., 7.88%, 01/23/30	12/05/25	206	206	—
UGI International, LLC, 2.50%, 12/01/29	10/23/24	212	224	—
Unibail-Rodamco-Westfield SE, 4.75% (callable at 100, 06/11/31)	12/15/25	240	239	—
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.p.A., 3.88% (callable at 100, 06/03/27)	10/23/24	205	233	—
Unicredit, Societa' Per Azioni In Forma Abbreviata Unicredit S.p.A., 6.50% (callable at 100, 12/03/31)	01/28/25	325	376	0.1
United Group B.V., 5.25%, 02/01/30	12/05/23	101	117	—
United Group B.V., 6.75%, 02/15/31	10/23/24	164	181	—
Upgrade Master Pass-Thru Trust, Series 2025-ST1-CRT1, 0.00%, 04/15/32	03/31/25	6,888	6,462	1.1
Valeo, 4.50%, 04/11/30	02/19/25	332	360	0.1
Valeo, 5.13%, 05/20/31	09/04/25	118	121	—
Valeo, 4.63%, 03/23/32	11/20/25	115	117	—
Vedanta Resources Limited, 10.88%, 09/17/29	02/03/25	461	474	0.1
Veolia Environnement, 2.50% (callable at 100, 01/20/29)	02/19/25	426	451	0.1
Verisure Midholding AB, 5.25%, 02/15/29	10/22/24	482	513	0.1
Vertical Midco GmbH, 4.38%, 07/15/27	12/04/23	172	189	—
Virgin Media Vendor Financing Notes III Designated Activity Company, 4.88%, 07/15/28	12/04/23	418	459	0.1
VMED O2 UK Financing I PLC, 4.50%, 07/15/31	07/02/25	186	179	—
VMED O2 UK Financing I PLC, 5.63%, 04/15/32	02/19/25	241	252	0.1
Vodafone Group Public Limited Company, 3.00%, 08/27/80	12/04/23	520	569	0.1
VZ Vendor Financing II B.V., 2.88%, 01/15/29	07/18/25	108	111	—
Waga Bondco Limited, 8.50%, 06/15/30	05/29/25	153	140	—
Wintershall Dea GmbH, 3.00% (callable at 100, 07/20/28)	12/05/23	289	338	0.1

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2025

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Zegona Finance PLC, 6.75%, 07/15/29	02/19/25	209	222	—
ZF Friedrichshafen AG, 2.25%, 05/03/28	03/06/25	203	224	—
ZF Friedrichshafen AG, 3.75%, 09/21/28	02/06/24	105	115	—
ZF Friedrichshafen AG, 6.13%, 03/13/29	07/02/25	117	122	—
ZF Friedrichshafen AG, 3.00%, 10/23/29	10/23/24	98	110	—
ZF Friedrichshafen AG, 7.00%, 06/12/30	07/31/25	116	124	—
Ziggo B.V., 2.88%, 01/15/30	05/19/25	215	222	—
		141,651	150,796	25.9

Investments in Affiliates
Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income/ Distributions from Funds($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JNL Government Money Market Fund, 3.64% - Class I	886	182,423	175,689	583	—	—	7,620	1.3
JNL Government Money Market Fund, 3.74% - Class SL	500	1,511	2,011	4	—	—	—	—
	1,386	183,934	177,700	587	—	—	7,620	1.3

Summary of Investments by Country^	Total Long Term Investments
United States of America	64.8%
Bermuda	14.1
United Kingdom	4.1
France	1.6
Germany	1.6
Canada	1.0
Spain	0.8
Netherlands	0.8
Mexico	0.7
Italy	0.7
Colombia	0.7
Cote D'Ivoire	0.5
Nigeria	0.5
Multi-National	0.4
Romania	0.4
Argentina	0.4
Ireland	0.4
Sweden	0.4
Brazil	0.4
South Africa	0.3
Honduras	0.3
Ecuador	0.3
Switzerland	0.3
Sri Lanka	0.3
Egypt	0.2
Israel	0.2
Guatemala	0.2
Uzbekistan	0.2
Zambia	0.2
Peru	0.2
Czech Republic	0.2
Portugal	0.2
Angola	0.2
India	0.2
Ghana	0.2
Chile	0.1
Belgium	0.1
Macau	0.1
Benin	0.1
Mongolia	0.1
Austria	0.1
Bahamas	0.1
China	0.1
Japan	0.1
Denmark	0.1

Jackson Credit Opportunities Fund (Unaudited)

Schedule of Investments (in thousands)

December 31, 2025

Summary of Investments by Country^	Total Long Term Investments
Dominican Republic	0.1
El Salvador	0.1
Paraguay	0.1
Turkey	0.1
Australia	0.1
Finland	0.1
Luxembourg	0.1
Kazakhstan	0.1
Suriname	0.1
South Korea	0.1
Democratic Republic of the Congo	—
Estonia	—
100.0%
^A country table is presented as a percentage of the Fund’s total long term investments because its strategy includes investment in non-U.S. securities as deemed significant by the Fund’s Adviser.

Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	245	March 2026		27,765	(50)	(218)
United States 10 Year Ultra Bond	225	March 2026		26,038	(44)	(159)
United States 2 Year Note	3	April 2026		627	—	—
United States 5 Year Note	600	April 2026		65,857	(70)	(275)
United States Long Bond	8	March 2026		939	(2)	(14)
					(166)	(666)
Short Contracts
Euro BOBL	(106)	March 2026	EUR	(12,366)	—	61
Euro Bund	(53)	March 2026	EUR	(6,814)	—	61
Euro Buxl 30 Year Bond	(2)	March 2026	EUR	(224)	—	4
Euro OAT	(18)	March 2026	EUR	(2,181)	—	12
Euro Schatz	(49)	March 2026	EUR	(5,238)	—	6
Long Gilt	(13)	March 2026	GBP	(1,180)	(3)	(10)
United States Ultra Bond	(12)	March 2026		(1,443)	4	27
					1	161

Forward Foreign Currency Contracts
Purchased/Sold	Counterparty	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	DUB	01/15/26	EUR	10,475	12,317	20
GBP/EUR	CIT	01/15/26	EUR	(162)	(191)	1
GBP/EUR	SCB	01/15/26	EUR	(331)	(390)	4
GBP/USD	SSB	01/15/26	GBP	4,958	6,683	26
USD/EUR	SCB	01/15/26	EUR	(55,485)	(65,238)	(103)
USD/EUR	SCB	01/15/26	EUR	(50)	(59)	—
USD/GBP	SSB	01/15/26	GBP	(18,678)	(25,176)	(97)
					(72,054)	(149)

Jackson Credit Opportunities Fund (Unaudited)

Notes to Schedule of Investments (in thousands)

December 31, 2025

1 Rounded par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in unrounded number of contracts. Private Funds can represent number of shares issued or contributed capital to date.

Currency Abbreivations:

EUR - European Currency Unit (Euro)

GBP - British Pound

USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%

EURIBOR - Europe Interbank Offered Rate

LLC/L.L.C - Limited Liability Company

PLC/P.L.C. - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rates

S.p.A/S.P.A - Joint-Stock Company

US/U.S. - United States

Counterparty Abbreviations:

CIT - Citibank, Inc DUB – Deutsche Bank AG. SCB - Standard Chartered Bank
SSB - State Street Brokerage Services, Inc.

Security Valuation. Under the Fund's valuation policy and procedures (“Valuation Policies and Procedures”), the Fund's Board of Trustees (“Board” or “Trustees”) has designated to the Adviser the responsibility for carrying out certain functions relating to the valuation of portfolio securities for the purpose of determining the NAV of the Fund. The Adviser has established a Valuation Committee (the “Valuation Committee”) that is charged with the responsibilities set forth in the Valuation Policies and Procedures. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures approved by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board.

The NAV of the Fund’s shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). The NAV of the Fund’s shares may also not be determined on days designated by the Board or on days designated by the SEC. However, consistent with legal requirements, calculation of the Fund’s NAV may be suspended on days determined by the Board during times of NYSE market closure, which may include times during which the SEC issues policies or protocols associated with such closure pursuant to Section 22(e) of the 1940 Act. In the event that the NYSE is closed unexpectedly or opens for trading but closes earlier than scheduled, the Fund’s Valuation Committee will evaluate if trading activity on other U.S. exchanges and markets for equity securities is considered reflective of normal market activity. To the extent an NYSE closure is determined to be accompanied by a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE closed for purposes of measuring and calculating the Fund's NAV. To the extent an NYSE closure is determined to not have resulted in a disruption of normal market activity, the Valuation Committee may utilize the time the NYSE was scheduled to close for purposes of measuring and calculating the Fund's NAV.

Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Debt obligations with remaining maturities of 60 days or less, and that did not receive a price from a third-party pricing service, or it is determined that such valuation from the pricing service does not approximate fair value, may be valued at their amortized cost, unless it is determined that such practice does not approximate fair value. Debt and derivative securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; tranche seniority; catastrophe perils and loss estimates; maturity extensions; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Private Investment Funds ("Private Funds") are generally valued using the latest NAV reported by the third-party fund manager or General Partner ("GP") as a practical expedient to estimate the fair value of such interests. The NAV and other information provided by a GP is reviewed for reasonableness based on knowledge of current market conditions and the individual characteristics of each Private Fund. If market information indicates that the NAV is not as of the measurement date, not calculated in a manner consistent with FASB ASC Topic 946 (“Topic 946”), or otherwise not reflective of the current value, best efforts shall be used to adjust the relevant Private Fund’s NAV in a manner consistent with the measurement principals of Topic 946, which could include adjusting the Private Fund’s NAV based on a proxy or investment model which is correlated to the underlying investment return. Private debt is generally fair valued according to procedures approved by the Board, which take into account factors such as the size of the holding, the nature and duration of the securities and the volume and depth of trading, among others. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. If pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs. Swap agreements that clear on

Jackson Credit Opportunities Fund (Unaudited)

Notes to Schedule of Investments (in thousands)

December 31, 2025

exchanges are valued at the most recent bid quotation or evaluated price, as applicable, obtained from pricing models or by the clearing exchange using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board, which take into account factors such as the size of the holding, the nature and duration of the securities and the volume and depth of trading, among others. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including the Fund’s Sub-Adviser, to assist in determining the fair value of an investment. A market-based approach may be utilized whereby related or comparable assets or liabilities, recent transactions, market multiples, book values and other inputs may be considered in determining fair value. An income-based valuation approach may also be used in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Inputs considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in, or offers for, the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating the Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

FAIR VALUE MEASUREMENT

FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund’s investments under this guidance. The inputs are summarized into three broad categories:

Level 1 includes quoted prices (unadjusted) in active markets for identical investments that the Fund can access at the measurement date.

Level 2 includes other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs, to the extent observable inputs are not available, including the Adviser’s own assumptions in determining the fair value of investments.

Inputs used in the determination of the fair value level of Level 3 securities, which were deemed to be material, are disclosed within the notes below. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments in securities and other financial instruments (in thousands) as of December 31, 2025 by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	Other ($)[1]	. Total ($) .

Assets - Securities
Senior Floating Rate Instruments[2]	—	185,066	10,428	—	195,494
Corporate Bonds And Notes	—	163,765	—	—	163,765
Catastrophe Bonds	—	89,130	—	—	89,130
Direct Access Lending[2]	—	—	26,340	46,525	72,865
Government And Agency Obligations	—	30,502	—	—	30,502
Non-U.S. Government Agency Asset-Backed Securities	—	22,253	—	—	22,253
Warrants	—	—	140	—	140
Common Stocks	—	—	27	—	27
Short Term Investments	7,620	—	—	—	7,620
	7,620	490,716	36,935	46,525	581,796
Liabilities - Securities
Senior Floating Rate Instruments[2]	—	(7)	—	—	(7)
Direct Access Lending[2]	—	—	(1)	—	(1)
	—	(7)	(1)	—	(8)

Jackson Credit Opportunities Fund (Unaudited)

Notes to Schedule of Investments (in thousands)

December 31, 2025

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	Other ($)[1]	. Total ($) .
(continued)
Assets - Investments in Other Financial Instruments[3]
Futures Contracts	171	—	—	—	171
Open Forward Foreign Currency Contracts	—	51	—	—	51
	171	51	—	—	222
Liabilities - Investments in Other Financial Instruments[3]
Futures Contracts	(676)	—	—	—	(676)
Open Forward Foreign Currency Contracts	—	(200)	—	—	(200)
	(676)	(200)	—	—	(876)

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

2 Unfunded commitments are not reflected in total investments in the Schedule of Investments. Net unrealized appreciation is reflected as an asset and net unrealized depreciation is reflected as a liability in the table. See Unfunded Commitments table following the Schedule of Investments.

3 All derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

The following table is a rollforward of asset types with significant Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended December 31, 2025:

Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[1]	Transfers out of Level 3 During the Period[1]	Realized Gain/(Loss)	Amortization/Accretion	Purchases	(Sales)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[2] ($)

Jackson Credit Opportunities Fund

Direct Access Lending	19,397	—	—	1	7	12,624	(5,323)	26,338	(368)
Senior Floating Rate Instruments	7,282	1,992	1,459	1	11	5,565	(2,961)	10,423	(8)
Warrants	—	—	—	—	—	—	—	140	140
Common Stocks	—	—	—	—	—	25	—	27	2
	26,679	1,992	1,459	2	18	18,214	(8,284)	36,928	(234)

[1]	There were no significant transfers between Level 3 and Level 2 during the Period except for those noted.
[2]	Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held December 31, 2025.

Asset Class	Fair Value (In Thousands $)	Valuation Technique	Unobservable Input	Range (Weighted Average†)

Direct Access Lending	26,338	Discounted Cash Flow Model	Discount Rate	8.00% - 24.00% (13.00%)
Senior Floating Rate Instruments	10,423	Market Approach	Broker Quote	0.99 - 100.25 (42.54)
Warrants	140	Black Scholes Model	Volatility	40.00% (N/A)
Common Stocks	27	Market Approach	Broker Quote	14.42 - 15.04 (14.72)

† Unobservable inputs were weighted by the relative fair value of the instruments.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Securities Lending and Securities Lending Collateral. Jackson Credit Opportunities Fund participates in an agency based securities lending program. State Street serves as the securities lending agent to the Fund. Per the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Fund to approved borrowers and is required to maintain collateral. The Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agent has agreed to indemnify the Fund in the event of default by a third-party borrower. The Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, which is shared with the borrower through negotiated rebates. The Fund bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which the Fund receives may include U.S. Government securities; U.S. Government agencies’ debt securities; and U.S. Government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agent has

Jackson Credit Opportunities Fund (Unaudited)

Notes to Schedule of Investments (in thousands)

December 31, 2025

agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. The Fund also bears the market risk with respect to the collateral received and securities loaned. State Street receives a portion of the earnings from the Fund's securities lending program.

Cash collateral received is invested in the JNL Government Money Market Fund – Class SL, a registered government money market fund under the 1940 Act and series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The JNL Government Money Market Fund is offered to the Fund and its affiliates and is not available for direct purchase by members of the public. The JNL Government Money Market Fund pays JNAM annual fees, accrued daily and payable monthly, for investment advisory and administrative services.

Unfunded Commitments. The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.